American High-Income Municipal Bond Fund®
Investment portfolio
October 31, 2022
unaudited
Bonds, notes & other debt instruments 89.54% Alabama 0.86%	Principal amount (000)	Value (000)
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-B, 5.00% 11/15/2046	USD500	$494
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	2,500	2,407
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	1,640	1,589
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020, AMT, 6.375% 11/1/2050 (put 11/1/2030)	1,965	2,135
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 10/1/2030	5,050	5,099
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2032	1,000	1,054
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2033	2,000	2,098
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 10/1/2042	7,175	7,653
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 10/1/2044	1,600	1,625
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 10/1/2048	700	714
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 10/1/2051	520	559
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 10/1/2053	5,530	5,916
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2028	250	176
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2034	2,500	1,077
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2035	17,475	6,941
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 10/1/2036	7,500	2,737
County of Jefferson, Sewer Rev. Warrants, Convertible Capital Appreciation Warrants, Series 2013-F, 0% 10/1/2046 (7.75% on 10/1/2023)[1]	2,500	2,530
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033	2,500	2,272
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	6,155	5,823
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	10,000	9,009
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/1/2029)	2,005	2,028
County of Sumter, Industrial Dev. Auth., Rev. Green Bonds, Series 2022, 6.00% 7/15/2052 (put 7/15/2032)	21,935	19,847
		83,783
Alaska 0.18%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	2,000	2,005
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	2,000	2,008
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066	151,275	13,230
		17,243
American Samoa 0.14%
Econ. Dev. Auth., General Rev. Bonds, Series 2021-A, 5.00% 9/1/2038[2]	1,500	1,502
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 9/1/2038[2]	11,000	12,204
		13,706
American High-Income Municipal Bond Fund — Page 1 of 98

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Bonds, notes & other debt instruments (continued) Arizona 3.32%	Principal amount (000)	Value (000)
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 5.00% 7/15/2023[2]	USD160	$159
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 5.70% 7/15/2029[2]	770	767
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 6.00% 7/15/2033[2]	700	691
Town of Florence, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional School Project - Queen Creek and Casa Grande Campuses), Series 2013, 5.75% 7/1/2033 (preref. 7/1/2023)[2]	250	254
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033	475	347
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 11/15/2026	440	396
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 11/15/2036	600	450
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 11/15/2046	1,545	1,073
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2033	745	665
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2048	850	666
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks - Insirata Pointe), Series 2020-A, 5.00% 5/15/2056	4,000	3,335
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	2,250	2,058
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2037	1,100	983
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	600	531
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2039	750	657
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2040	800	695
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2050	2,500	2,014
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2041	270	213
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	670	479
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	5,080	3,440
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2041	1,750	1,383
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2051	4,550	3,256
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	6,170	4,178
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2039[2]	3,500	3,144
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2049[2]	7,750	6,553
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2054[2]	6,000	4,978
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042	15,575	12,366
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.25% 7/1/2042	3,540	2,842
American High-Income Municipal Bond Fund — Page 2 of 98

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2052	USD5,420	$4,247
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2057	2,745	2,097
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 7/1/2038[2]	1,200	1,187
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2039[2]	780	715
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 7/1/2047[2]	2,230	1,983
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 7/1/2048[2]	2,500	2,426
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2049[2]	1,400	1,213
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 7/1/2051[2]	570	510
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 7/1/2053[2]	3,750	3,702
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2054[2]	1,000	851
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 7/1/2027[2]	2,210	2,122
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2037[2]	675	645
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037[2]	1,500	1,458
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2047[2]	1,035	926
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2047[2]	2,125	1,901
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047[2]	3,200	3,006
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050[2]	9,750	9,259
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051[2]	3,450	3,040
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2051[2]	1,550	1,366
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029[2]	835	745
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039[2]	1,575	1,423
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049[2]	2,250	1,905
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2040[2]	1,850	1,460
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2050[2]	2,480	1,779
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2038[2]	1,960	1,983
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2048[2]	3,230	3,191
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029[2]	1,250	1,175
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 12/15/2029[2]	540	483
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2039[2]	440	410
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2049[2]	800	705
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 1.007% 5/20/2033[3,4]	156,118	6,896
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	19,539	17,648
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 4.375% 2/15/2028[2]	1,145	1,055
American High-Income Municipal Bond Fund — Page 3 of 98

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 5.00% 2/15/2046[2]	USD5,400	$4,277
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038[2]	2,000	2,043
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2052[2]	3,625	3,644
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 4.00% 7/1/2026[2]	1,160	1,109
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 4.375% 7/1/2031[2]	3,380	2,999
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2039[2]	3,500	3,242
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041[2]	1,020	797
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 5.00% 7/1/2044[2]	7,000	6,603
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	4,075	4,119
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049[2]	3,500	3,062
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050	3,620	2,907
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051[2]	1,390	988
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054[2]	2,525	2,178
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2056[2]	1,350	936
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036[2]	2,750	2,596
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2047[2]	10,580	9,312
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047[2]	8,895	6,562
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	2,000	1,617
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	1,825	1,337
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035[2]	6,080	5,907
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035[2]	1,500	1,457
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045[2]	5,500	5,000
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046[2]	7,100	6,424
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 7/1/2024[2]	550	555
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026[2]	2,185	2,089
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 7/1/2034[2]	1,560	1,608
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035[2]	1,590	1,508
American High-Income Municipal Bond Fund — Page 4 of 98

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2041[2]	USD15,075	$13,774
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 7/1/2044[2]	6,900	7,112
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045[2]	2,250	2,006
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046[2]	2,500	2,215
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041[2]	3,500	2,634
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041[2]	630	474
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2051[2]	2,280	1,546
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2057[2]	695	450
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2034[2]	725	675
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2039[2]	655	587
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2049[2]	1,100	920
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2052[2]	2,150	1,777
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 3.25% 7/1/2024[2]	160	156
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2029[2]	300	293
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2034[2]	400	371
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2039[2]	500	443
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2049[2]	1,500	1,240
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2051[2]	4,500	3,051
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057[2]	5,000	3,238
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2046	3,705	2,975
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.75% 11/15/2042[2]	3,000	3,002
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.875% 11/15/2052[2]	8,500	8,430
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 7.00% 11/15/2057[2]	5,500	5,450
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), Capital Appreciation Bonds, Series 2021-B, AMT, 5.50% 10/1/2033[1,2]	14,522	12,918
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), Capital Appreciation Bonds, Series 2021-B, AMT, 5.50% 10/1/2033[1]	5,854	5,208
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2038	3,935	3,035
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2046	5,500	3,807
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-B, 4.00% 12/1/2056	2,130	1,354
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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2050	USD1,600	$1,308
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2054	1,850	1,488
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	4,515	3,867
		322,765
Arkansas 0.27%
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corporation Project), Series 2022, AMT, 5.45% 9/1/2052[2]	4,500	4,071
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049[2]	18,485	14,501
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049[2]	9,250	7,569
		26,141
California 4.84%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049[1]	595	265
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-C-2, 0% 10/1/2050[1]	1,975	871
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2027	100	103
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2031	150	153
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2032	160	163
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2033	320	325
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Convention Center Expansion Project), Series 2014-A, 5.00% 5/1/2046 (preref. 5/1/2024)	2,000	2,054
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 4/1/2047 (put 4/1/2025)	9,850	9,580
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds, (Los Angeles County Securitization Corp.), Series 2020-B-1, 5.00% 6/1/2049	1,565	1,451
City of Cerritos, Public Fncg. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series 1993-A, AMBAC insured, 6.50% 11/1/2023	955	977
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2035	690	385
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2036	750	395
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2037	1,000	496
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2040	5,000	2,128
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2042	5,000	1,884
Community College Fncg. Auth., Student Housing Rev. Bonds (NCCD - Napa Valley Properties, LLC - Napa Valley College Project), Series 2022-A, 5.75% 7/1/2060[2]	4,000	3,427
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046[2]	3,000	2,085
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 8/1/2056[2]	285	171
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047[2]	2,500	1,689
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[2]	USD24,510	$18,391
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049[2]	3,525	2,928
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2034	1,000	588
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2036	1,100	579
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2029	615	593
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2030	640	608
CSCDA Community Improvement Auth., Essential Housing Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056[2]	3,500	2,417
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[2]	9,020	5,646
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[2]	3,500	2,215
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057[2]	2,000	1,264
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-A, 4.00% 10/1/2056[2]	6,970	5,217
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057[2]	8,865	5,312
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[2]	890	565
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2/1/2057[2]	4,000	2,390
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-1, 3.00% 6/1/2048[2]	1,500	942
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[2]	12,265	8,744
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059[2]	3,000	1,911
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-2, 3.25% 7/1/2056[2]	7,850	4,704
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-B, 4.00% 7/1/2058[2]	7,250	4,506
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (MODA at Monrovia Station), Series 2021-A-2, 4.00% 10/1/2056[2]	5,585	3,795
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[2]	14,795	8,995
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[2]	9,500	5,672
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056[2]	2,725	1,758
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[2]	6,020	3,849
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Towne - Glendale), Series 2022-B, 5.00% 9/1/2037[2]	1,000	870
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[2]	9,500	6,682
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[2]	14,965	10,477
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Vineyard Garden Apartments), Series 2021-A, 3.25% 10/1/2058[2]	2,205	1,343
American High-Income Municipal Bond Fund — Page 7 of 98

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Waterscape Apartments), Series 2021-B, 4.00% 9/1/2046[2]	USD2,250	$1,522
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[2]	14,760	8,895
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-B, 4.00% 6/1/2057[2]	3,980	2,540
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	780	629
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	780	602
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	3,150	2,691
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2052	2,290	2,121
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 12/1/2033	4,000	4,000
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2042[2]	500	375
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2038	1,210	566
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2039	1,000	443
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2040	1,000	419
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 4.00% 1/15/2043	3,674	3,049
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2034	1,000	586
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2035	1,000	550
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2013-A, 0% 1/15/2042	5,000	1,650
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066	109,095	9,138
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 8/1/2032	5,000	3,175
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2045[2]	10,700	8,809
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[2]	14,085	10,790
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Convertible Capital Appreciation Bonds, Series 2020-B, 0% 7/1/2061 (6.75% on 7/1/2035)[1,2]	10,000	3,054
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2044	1,500	1,214
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2045	5,570	4,466
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 5/15/2051	2,750	2,298
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.30% 1/15/2035[3,4]	30,285	468
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035	8,261	7,869
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.824% 3/25/2035[3,4]	15,490	863
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.796% 11/20/2035[3,4]	61,550	3,390
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	4,279	3,661
Housing Fin. Agcy., Municipal Certs., Series 2021-3, Class X, interest only, 0.764% 8/20/2036[3]	31,600	1,890
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	4,799	3,932
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 9/15/2036	1,000	915
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]	5,110	3,649
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 1/1/2061[2]	39,405	1,637
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032	350	355
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2033	590	597
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2034	615	621
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2035	375	378
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	USD350	$305
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,100	862
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2027	70	72
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2031	2,685	2,727
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2035	3,330	3,364
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040	120	99
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	275	217
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049	675	521
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 9/1/2035	730	734
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2045	500	489
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,020	964
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	905	831
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	800	724
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039	1,800	2,052
Madera Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005, National insured, 0% 5/1/2030	4,000	2,947
Morongo Band of Mission Indians, Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042[2]	11,415	11,051
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, Assured Guaranty Municipal insured, 5.25% 11/1/2052	1,195	1,184
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	750	750
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	1,745	1,635
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 11/1/2035[2]	2,035	2,048
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045[2]	5,600	5,601
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[2]	750	698
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 8/15/2039	1,200	1,209
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 8/15/2049	1,000	950
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	2,000	1,351
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	970	633
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 4.00% 10/1/2029[2]	420	383
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2049[2]	1,525	1,258
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057[2]	1,100	880
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	11,455	8,834
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2047	3,005	2,787
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2026	1,065	1,066
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2030	2,505	2,470
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	425	407
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039[2]	525	479
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049[2]	2,000	1,728
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 12/1/2044 (put 12/1/2023)	460	442
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	2,525	2,345
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[2]	9,025	5,622
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056[2]	USD8,490	$4,965
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046	290	247
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051	3,470	2,226
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054	805	500
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 3.227% 7/1/2027[4]	6,520	6,293
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045	560	562
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	1,010	1,011
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	600	583
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	970	920
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	2,350	2,203
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	220	186
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,175	918
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2029	2,750	2,049
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031	2,500	1,678
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside), LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 11/21/2045[2]	3,250	2,910
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-3, 2.125% 11/15/2027[2]	1,015	926
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[2]	1,000	902
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-1, 3.125% 5/15/2029[2]	1,575	1,345
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2036[2]	625	549
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2046[2]	240	194
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2051[2]	710	562
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2056[2]	645	499
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 9/1/2024 (preref. 9/1/2023)	20	20
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 9/1/2029 (preref. 9/1/2023)	5	5
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	500	442
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2038	3,750	3,718
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	4,545	4,276
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2022, 5.75% 9/1/2052	USD4,250	$3,769
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,000	768
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	1,015	849
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	1,535	1,217
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	2,705	2,078
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), Capital Appreciation Bonds, Series 2011-B, 0% 10/1/2039	4,210	1,771
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2029	1,000	1,025
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030	455	464
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2031	595	606
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2033	500	507
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052	4,695	4,301
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	4,285	4,049
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 2.615% 6/1/2034[4]	5,000	4,618
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2027	355	366
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2028	785	809
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2029	245	252
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2030	245	250
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	2,155	1,721
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,140	885
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2042[2]	2,005	1,669
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052[2]	1,500	1,158
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036[2]	440	384
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[2]	6,285	4,581
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 8/1/2031	500	500
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	875	860
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2031	665	700
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2052[2]	1,250	1,128
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[2]	USD1,170	$1,029
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027[2]	1,000	978
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044[2]	2,000	1,895
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029[2]	1,000	986
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048[2]	1,000	872
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2028[2]	585	594
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2043[2]	760	711
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046[2]	1,850	1,599
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 6/1/2047[2]	750	657
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052[2]	250	220
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2037[2]	360	332
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047[2]	1,470	1,265
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[2]	8,965	9,687
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[2]	440	469
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2052[2]	2,350	1,902
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 7/1/2023[2]	400	398
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 7/1/2024[2]	420	415
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 7/1/2025[2]	235	230
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049[2]	1,000	863
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2027	100	91
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2028	120	108
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2030	175	151
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2031	460	389
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 12/1/2030	120	122
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2045	850	818
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 11/1/2043[2]	2,700	2,735
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	6,230	3,995
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034[2]	275	259
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039[2]	370	336
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 11/1/2023	465	465
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 12/1/2041[2]	1,685	1,544
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044	USD5,000	$4,953
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056[2]	13,275	12,073
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032[2]	720	726
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026[2]	2,470	2,369
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[2]	2,610	2,422
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046[2]	3,750	3,238
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2040	1,150	1,130
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	4,405	3,837
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation Bonds, Series 2019-B2-2, 0% 6/1/2054	10,735	1,808
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 5/15/2037	1,300	1,263
		469,997
Colorado 10.18%
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.75% 12/15/2047[5]	513	445
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 12/1/2037	1,283	1,157
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.125% 12/1/2047	1,000	846
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-B, 7.25% 12/15/2047[5]	2,488	2,236
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2038	840	767
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2047	1,200	1,041
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2017-B, 7.00% 12/15/2047[5]	670	577
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.00% 12/1/2027	906	854
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 12/1/2037	1,055	977
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 12/1/2047	3,170	2,766
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.375% 12/15/2047[5]	500	438
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 4.375% 12/1/2032	1,263	1,138
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 12/1/2047	7,250	6,268
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 4.00% 12/1/2031	525	452
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 5.00% 12/1/2041	2,925	2,483
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 5.00% 12/1/2050	5,000	3,987
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-B, 7.90% 12/15/2050[5]	1,125	951
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2039[2]	USD1,245	$1,082
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049[2]	3,000	2,436
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049	2,925	2,490
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-B, 7.75% 12/15/2049[5]	816	706
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax G.O. and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2051[2]	7,350	5,443
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	1,870	1,487
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2020-B, 7.875% 12/15/2049	3,945	3,441
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2049	7,530	6,468
County of Arapahoe, Copperleaf Metropolitan Dist. No. 9, Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051[5]	5,000	3,680
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 1, Limited Tax G.O. and Special Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2049	2,087	1,677
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2026	840	768
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2031	555	461
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2041	2,100	1,486
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.25% 12/1/2055	4,840	3,237
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 12/1/2027	2,690	2,598
County of Arapahoe, Powhaton Road Metropolitan Dist. No. 3, Limited Tax Supported Rev. Bonds, Series 2021, 5.00% 12/1/2051[5]	5,960	4,609
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2033	1,685	1,682
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2038	3,345	3,245
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2043	6,000	5,664
City of Arvada, Canyon Pines Metropolitan Dist., Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2021-A-2, 3.75% 12/1/2040	5,000	3,622
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2039	3,330	2,956
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	5,025	4,163
City of Arvada, Leyden Ranch Metropolitan Dist., Limited Tax G.O. Tax Bonds, Series 2017-A, 5.125% 12/1/2047	1,116	970
City of Arvada, Leyden Ranch Metropolitan Dist., Limited Tax G.O. Tax Bonds, Series 2017-B, 7.00% 12/15/2047[5]	500	428
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2035	2,000	1,839
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2046	1,000	855
City of Arvada, Sabell Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-B-3, 8.25% 12/15/2050[2,5]	606	524
City of Arvada, Sabell Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2050[2]	1,060	846
Town of Ault, Conestoga Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2021-A-3, 5.25% 12/1/2051[5]	1,625	1,315
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040	1,000	874
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050	USD4,065	$3,312
City of Aurora, Buckley Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051	29,160	23,757
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 4.625% 12/1/2031	609	556
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 12/1/2046	3,140	2,723
City of Aurora, Colorado International Center Metropolitan Dist. No. 7, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2021, 0% 12/1/2051 (5.25% on 12/1/2027)[1]	14,150	7,412
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No.1, Special Rev. Ref. and Improvement Bonds, Series 2018, 4.375% 12/1/2026	2,642	2,545
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No.1, Special Rev. Ref. and Improvement Bonds, Series 2018, 5.00% 12/1/2033	3,040	2,865
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No.1, Special Rev. Ref. and Improvement Bonds, Series 2018, 5.25% 12/1/2048	6,255	5,543
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 12/1/2027	1,500	1,446
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2020-B, 7.875% 12/15/2049[5]	933	858
City of Aurora, HM Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Convertible Capital Appreciation Bonds, Series 2021, 0% 12/1/2051 (6.00% on 12/1/2027)[1]	58,557	25,674
City of Aurora, Horizon Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021-A-3, 4.50% 12/1/2051[2,5]	6,380	4,148
City of Aurora, Inspiration Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-B, 5.00% 12/15/2036	813	635
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 12/1/2048	13,490	11,976
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-B, 7.25% 12/15/2051[5]	524	434
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A, 3.75% 12/1/2041	3,100	2,228
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A, 4.00% 12/1/2051	3,275	2,320
City of Aurora, Senac South Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A-3, 5.25% 12/1/2051[5]	10,415	8,219
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 4.50% 12/1/2028 (preref. 12/1/2023)	392	396
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2037 (preref. 12/1/2023)	550	576
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2043 (preref. 12/1/2023)	500	523
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	2,265	2,100
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037	600	556
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	3,085	2,673
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.00% 12/1/2033[2]	447	453
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021-A-1, 4.125% 12/1/2031	800	689
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2021-A-1, 0% 12/1/2051[1]	3,000	2,003
City of Aurora, Velocity Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2022-B, 8.00% 12/15/2039	14,190	12,315
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.00% 12/1/2041	2,135	1,444
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	22,000	13,730
Town of Bennett, Section 27 Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.50% 12/1/2051[5]	4,160	2,964
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040	USD515	$443
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050	4,000	3,162
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-B, 6.375% 12/15/2047	1,000	910
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	2,411	1,906
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	1,000	793
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	1,000	793
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	800	643
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	700	560
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	692	548
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	658	526
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	650	515
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	51	40
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 12/15/2047[5]	38	30
City of Brighton, Prairie Corner Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051	3,000	2,203
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2038	6,700	6,092
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2048	19,575	16,874
City and County of Broomfield, Aspen Street Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-A-3, 5.125% 12/1/2050[5]	5,389	4,042
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-A, 5.00% 12/1/2051	1,500	1,190
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-B, 7.50% 12/15/2051[5]	2,190	1,829
City and County of Broomfield, BBC Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 4.75% 12/1/2051	15,745	11,409
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2021-A-2, 5.00% 12/1/2049[2]	735	605
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Ref. Bonds, Series 2021-A-1, 5.00% 12/1/2049[2]	2,940	2,437
City and County of Broomfield, Highlands Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2022, 6.75% 12/1/2051	5,975	5,275
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.00% 12/15/2025	1,525	1,357
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.75% 12/15/2046	4,950	3,220
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 6.00% 12/15/2050	4,200	2,745
City and County of Broomfield, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021, 4.00% 12/1/2031	650	556
City and County of Broomfield, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	575	446
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2019, 7.25% 12/15/2049[5]	USD8,424	$7,190
City and County of Broomfield, Palisade Park North Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 5.50% 12/1/2051	38,562	27,987
Town of Castle Rock, Castleview Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A-3, 5.00% 12/1/2050[5]	4,720	3,469
Town of Castle Rock, Lanterns Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A-3, 4.50% 12/1/2050[5]	2,830	1,966
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 12/1/2026	500	472
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	5,140	4,954
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2036	1,620	1,499
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	5,200	4,532
City of Colorado Springs, Banning Lewis Ranch Metropolitan Dist. No. 8, Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051[2,5]	3,000	2,197
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 4.00% 12/1/2029	7,914	7,054
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039	1,500	1,308
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2043	4,500	3,772
City of Colorado Springs, Gold Hill Mesa Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2022-B, 7.00% 12/15/2039	3,847	3,507
City of Colorado Springs, Greenways Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A-3, 4.625% 12/1/2051[5]	2,116	1,521
City of Colorado Springs, Mountain Vista Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2050[2]	12,000	8,826
City of Colorado Springs, Peak Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-B, 7.625% 12/15/2051[2,5]	1,651	1,391
City of Colorado Springs, Vistas at West Mesa Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022, 6.75% 12/1/2051[2]	1,381	1,256
Commerce City, Buffalo Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2018-B, 7.375% 12/15/2047[5]	2,953	2,645
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2041	520	441
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051	570	453
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	11,975	8,156
City and County of Denver, 9th Avenue Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.00% 12/1/2048	2,475	2,054
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 4.125% 11/15/2053	2,750	2,270
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040[2]	1,325	1,185
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049[2]	1,550	1,323
City and County of Denver, Broadway Station Metropolitan Dist. No. 3, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Convertible Capital Appreciation Bonds, Series 2019-B, 0% 12/1/2049 (7.50% on 12/1/2027)[1]	20,665	12,419
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax G.O. Bonds, Series 2022, 7.50% 12/15/2051	16,508	14,111
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 12/1/2046	15,475	13,798
City and County of Denver, Denver Gateway Meadows Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]	9,580	7,805
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 10/1/2032	1,655	1,595
City and County of Denver, Loretto Heights Community Auth., Special Rev. Bonds, Series 2021, 4.875% 12/1/2051[5]	6,000	4,427
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2026	USD1,700	$1,768
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2027	2,500	2,594
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2033	1,000	1,020
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 12/1/2024	2,000	2,002
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[2]	6,550	6,370
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[2]	3,330	3,225
County of Douglas, Canyons Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.50% 12/1/2051	16,000	12,529
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.00% 12/1/2041	515	437
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.00% 12/1/2051	835	663
County of Douglas, Cielo Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-3, 5.25% 12/1/2050[5]	2,500	1,935
County of Douglas, Hilltop Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-A, AMT, 6.25% 12/1/2050	1,655	1,385
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 2.386% 9/1/2039 (put 9/1/2024)[4]	1,020	1,005
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2006-B, National insured, 0% 9/1/2037	5,065	2,381
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010, 0% 9/1/2040	3,610	1,386
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	85	67
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	300	217
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	495	340
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2/1/2034[2]	300	268
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2/1/2051[2]	900	709
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2/1/2061[2]	1,435	1,087
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (University of Denver), Series 2007, National insured, 5.25% 3/1/2025	1,000	1,028
County of El Paso, Flying Horse Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds, Series 2019, 6.00% 12/1/2049[2,5]	4,965	4,359
County of El Paso, Glen Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 4.25% 12/1/2051	2,870	1,987
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 4.50% 12/1/2031	530	462
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 5.00% 12/1/2041	1,250	1,061
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 5.00% 12/1/2051[5]	3,280	2,601
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-B-3, 8.00% 12/15/2051	2,916	2,524
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041[2]	1,700	1,421
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2051[2]	3,000	2,301
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2019-A, 6.25% 12/1/2049	5,700	4,815
Town of Elizabeth, Highway 86 Metropolitan Dist., Limited Tax G.O. Cash Flow Bonds, Series 2021-A-3, 5.125% 12/1/2051[5]	1,015	765
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 6.95% 12/15/2054[5]	3,100	2,634
Town of Erie, Four Corners Business Improvement Dist., Limited Tax Rev. Bond, Series 2022, 6.00% 12/1/2052	4,000	3,380
Town of Erie, Jay Grove Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.25% 12/1/2051[5]	2,450	1,700
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021-A-1, 5.00% 12/1/2040	1,000	856
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021-A-1, 5.00% 12/1/2050	USD1,500	$1,192
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2021-A-2, 0% 12/1/2050[1]	1,000	602
Town of Firestone, Cottonwood Hollow Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]	13,573	10,090
City of Fort Collins, Harmony Technology Park Metropolitan Dist. No. 2, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017, 5.00% 9/1/2047 (preref. 12/1/2022)	2,500	2,578
City of Fort Collins, Waters’ Edge Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]	4,445	3,388
City of Fort Lupton, Lupton Village Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.625% 12/1/2051[5]	10,130	7,036
City of Fort Lupton, Murata Farms Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022, 6.125% 12/1/2051	4,205	3,500
Town of Frederick, Hidden Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-A-3, 4.625% 12/1/2045[2,5]	2,290	1,694
County of Grand, Roam Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051	21,875	17,647
City of Greeley, Lake Bluff Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2021, 5.25% 12/1/2051	25,500	19,605
City of Greeley, Westgate Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.375% 12/1/2051	12,538	9,717
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032[2]	605	588
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047[2]	5,505	5,217
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 8/1/2043	11,100	11,227
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2037 (preref. 6/1/2027)	2,300	2,441
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	3,520	3,735
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2050	3,550	2,627
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 4.00% 8/1/2049	7,000	5,458
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 8/1/2049 (put 8/1/2026)	1,000	1,022
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	750	554
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	2,480	2,246
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042[6]	2,500	1,325
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 6/1/2047[6]	5,500	2,915
Health Facs. Auth., Rev. Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 5/15/2027	1,055	1,064
Health Facs. Auth., Rev. Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 5/15/2039	2,045	2,062
Health Facs. Auth., Rev. Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 5/15/2048	3,890	3,923
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2038	1,700	1,279
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 1/1/2038	6,555	5,610
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 1/1/2042	1,965	1,392
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 5/15/2027	480	473
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2031	2,395	2,329
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2032	850	822
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2037	USD2,300	$2,162
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2047	1,500	1,328
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2031	3,345	3,097
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2037	7,250	6,295
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2029	750	754
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 12/1/2033	4,150	4,156
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2035	210	205
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 12/1/2036	1,000	1,027
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2041	1,320	1,006
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2048	4,210	2,945
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Special Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 6/1/2049	6,845	5,742
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2041	2,250	2,006
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	1,770	1,435
County of Jefferson, Hogback Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2041	725	615
County of Jefferson, Hogback Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2051	2,550	2,024
County of Jefferson, RRC Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.25% 12/1/2051	20,000	15,455
County of Jefferson, Three Hills Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.625% 12/1/2051	12,205	9,671
Town of Johnstown, Granary Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2022, 6.75% 12/1/2051	18,768	16,299
Town of Johnstown, Johnstown Farms East Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[2,5]	1,500	1,154
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	1,400	1,260
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	6,875	5,769
County of La Plata, Three Sprints Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. Bonds, Series 2020-B, 7.125% 12/15/2050[5]	2,685	2,245
County of Larimer, East Fossil Creek Ranch Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A, 6.00% 12/1/2048[5]	4,750	3,957
City of Littleton, Littleton Village Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2018-B, 7.625% 12/15/2028[5]	2,420	2,320
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	1,600	1,260
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2041	7,500	5,424
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	19,800	12,787
City of Loveland, Cascade Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]	3,000	2,293
City of Loveland, Eagle Brook Meadows Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]	1,600	1,261
Town of Mead, Liberty Ranch Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021-A, 5.25% 12/1/2051	6,590	5,092
Town of Parker, Cherry Creek South Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051	36,049	29,250
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Town of Parker, Cottonwood Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2019-A, 5.00% 12/1/2049	USD2,200	$1,838
Town of Parker, Overlook Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.50% 12/15/2051	1,033	809
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049	1,805	1,528
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 12/15/2049[5]	614	538
Town of Parker, Westcreek Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.375% 12/1/2048	800	702
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.125% 11/15/2023	1,370	1,384
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	2,000	2,090
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034	1,000	909
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2035	7,260	6,517
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2039	3,610	3,230
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049	2,985	2,501
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-B, 8.50% 12/15/2049[5]	1,825	1,598
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.50% 12/1/2036	4,928	4,810
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046	2,585	2,458
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 6.50% 12/15/2048[5]	3,500	2,302
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019-B, 8.00% 12/15/2049[5]	6,954	6,073
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 12/1/2029	1,870	1,696
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2038	14,205	12,693
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2049	12,595	10,711
City of Thornton, Big Dry Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.75% 12/15/2047[5]	644	667
City of Thornton, Big Dry Creek Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.75% 12/1/2047	2,415	2,492
County of Weld, Tri-Pointe Residential Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 4.50% 12/1/2051	24,140	16,751
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2022-A-3-1, 5.00% 12/1/2042	3,600	2,937
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2022-A-3-1, 5.00% 12/1/2051	11,000	8,166
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2022-A-3-2, 0% 12/1/2051 (4.625% on 12/1/2027)[1]	5,130	2,666
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Special Rev. Bonds, Series 2022, 4.625% 12/1/2028	19,500	17,275
City of Wheat Ridge, Longs Peak Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.25% 12/1/2051[2]	27,410	21,365
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	2,750	2,230
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 12/15/2049[5]	1,000	863
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2039	1,635	1,436
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2049	USD2,510	$2,053
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046[2]	4,750	3,844
Town of Windsor, Prarie Song Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051	9,237	7,526
Town of Windsor, Ptarmigan West Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 4.125% 12/1/2051	4,000	2,670
		988,502
Connecticut 0.71%
Airport Auth., Customer Fac. Charge Rev. Bonds (Ground Transportation Center Project), Series 2019-A, AMT, 4.00% 7/1/2049	2,090	1,585
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2036[2]	610	522
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2041[2]	685	554
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051[2]	2,865	2,138
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2039[2]	1,000	877
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2044[2]	1,000	845
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford, Inc. Project), Series 2016-A, 5.00% 9/1/2053[2]	1,640	1,375
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2045[2]	1,455	1,306
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2055[2]	1,625	1,399
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	3,000	2,966
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039	1,525	1,304
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	515	434
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042	330	272
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2041	610	495
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2051	1,250	928
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026	280	293
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	150	158
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	205	217
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029	550	585
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 11/15/2031 (preref. 11/15/2025)	585	589
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 11/15/2032 (preref. 11/15/2025)	580	586
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 11/15/2033 (preref. 11/15/2025)	290	293
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-B, AMT, 3.25% 11/15/2036	1,700	1,368
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 2.25% 11/15/2037	2,500	1,846
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	880	864
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 8/1/2026[2]	3,455	3,463
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030[2]	5,500	5,678
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2020-B, 6.50% 8/1/2035[2]	14,090	14,542
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Bonds, notes & other debt instruments (continued) Connecticut (continued)	Principal amount (000)	Value (000)
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045[2]	USD9,212	$9,245
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 2/1/2045[2]	2,390	2,400
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030[2]	3,125	3,085
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039[2]	7,305	6,796
		69,008
Delaware 0.08%
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2046	300	266
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2051	1,350	1,173
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2040 (put 10/1/2025)	4,495	3,981
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 6/1/2050	2,235	2,118
		7,538
District of Columbia 0.48%
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2010-B, 6.50% 10/1/2044[1]	5,000	5,430
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 10/1/2037	10,255	4,646
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 10/1/2037	10,000	4,393
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2053	8,000	6,321
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039	1,000	944
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2036	1,295	1,279
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	1,545	1,478
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046	1,850	1,733
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2041[2]	1,250	1,136
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2061[2]	3,600	3,005
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	4,220	4,102
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2006-A, 0% 6/15/2046	60,820	11,785
		46,252
Florida 4.54%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2040	945	760
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	1,025	824
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2046	950	714
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2046	1,750	1,316
County of Alachua, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, (3-month USD-LIBOR x 0.67 + 0.87%) 2.935% 12/1/2037[4]	2,095	1,936
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 12/1/2049	2,500	2,020
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.10% 5/1/2025	USD170	$162
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.375% 5/1/2030	335	294
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.875% 5/1/2040	900	713
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 4.10% 5/1/2050	1,000	773
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	365	350
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	5,000	4,715
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	2,450	2,265
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 4/1/2032	2,470	2,524
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 4/1/2039	750	766
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2044	4,000	3,316
County of Broward, Airport System Rev. Ref. Bonds, Series 2013-A, AMT, 5.25% 10/1/2043 (preref. 10/1/2023)	2,000	2,033
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2029	1,000	992
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2030	1,000	987
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2033	1,500	1,449
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2035	500	476
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2041[2]	710	521
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2051[2]	1,710	1,128
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2056[2]	1,445	929
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 4.00% 12/15/2024	160	158
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 12/15/2029	405	407
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 12/15/2039	1,770	1,696
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 12/15/2054	1,400	1,265
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2038[2]	1,105	1,013
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2048[2]	2,595	2,233
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2039[2]	1,285	1,164
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2054[2]	2,150	1,796
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2041[2]	235	201
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2056[2]	520	409
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049[2]	1,755	1,491
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054[2]	4,385	3,676
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 6/15/2037[2]	5,225	4,817
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 6/15/2047[2]	USD9,900	$8,675
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 4.00% 10/15/2029[2]	445	415
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2037[2]	1,370	1,263
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2039[2]	1,125	1,021
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2047[2]	3,070	2,640
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2049[2]	2,735	2,333
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2052[2]	1,790	1,510
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2054[2]	1,340	1,122
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056[2]	20,695	17,302
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 7/1/2061[2]	145,480	5,952
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]	5,550	3,911
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-B, 0% 1/1/2061[2]	6,400	256
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031[2]	1,000	851
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2039	1,000	1,028
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 3 Master Improvements Project), Series 2019, 2.25% 5/1/2026	1,005	900
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048	5,000	4,861
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052	2,270	1,794
Town of Davie, Educational Facs. Rev. Bonds (Nova Southeastern University Project), Series 2013-A, 6.00% 4/1/2042	400	405
Dev. Fin. Corp., Education Rev. Bonds (IPS Florida, LLC - Idea Florida, Inc. Jacksonville IV Project), Series 2022, 5.25% 6/15/2029[2]	2,200	2,088
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.125% 10/1/2052[2]	4,120	3,508
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.25% 10/1/2056[2]	1,900	1,610
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2041[2]	1,245	1,021
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2051[2]	2,035	1,561
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2056[2]	1,800	1,342
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2047	2,000	1,814
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	2,085	1,873
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2052	625	463
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	1,000	893
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2055	3,480	3,081
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2055	1,000	716
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 4.00% 9/15/2030[2]	470	426
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040[2]	1,050	939
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2050[2]	2,055	1,734
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2/1/2033 (preref. 8/1/2023)	USD5,770	$5,887
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2035	2,365	2,240
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2036	3,300	3,107
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2037	3,500	3,266
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2038	5,115	4,736
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2039	2,535	2,322
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2040	2,700	2,447
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	8,395	6,001
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2052	1,240	1,056
Dev. Fin. Corp., Rev. Green Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2022-A, AMT, 7.25% 7/1/2057 (put 10/3/2023)[2]	22,500	22,026
Dev. Fin. Corp., Senior Living Rev. and Rev. Ref. Bonds (The Glenridge on Palmer Ranch Project), Series 2021, 5.00% 6/1/2051	1,000	771
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2050[2]	2,000	1,727
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2055[2]	2,000	1,699
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029	7,500	6,967
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	18,670	14,175
Dev. Fin. Corp., Surface Transportation Fac. Rev. Bonds (Virgin Trains USA Passenger Rail Project), Series 2019-A, AMT, 6.50% 1/1/2049 (put 1/1/2029)[1,2]	3,000	2,643
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2028	1,170	1,198
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2030	2,750	2,799
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 10/1/2035	750	737
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2045	1,000	793
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2055	3,600	2,663
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 10/1/2051	4,000	3,124
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2052	1,850	1,551
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2057	6,365	5,212
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2039	2,140	2,092
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2044	5,250	5,014
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2049	7,805	7,311
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2023	150	149
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2023	185	183
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2025	175	166
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2025	190	180
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2031	400	335
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2031	185	155
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2036	480	359
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2036	USD600	$449
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	465	446
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	1,960	1,771
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 5/1/2037	1,000	976
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 5/1/2047	1,100	1,031
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2037	1,735	1,669
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 5/1/2024	865	860
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030	1,225	1,255
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2008, AMT, 0.40% 8/1/2023	3,000	2,925
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026	590	553
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.75% 5/1/2031	1,550	1,376
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	3,055	2,539
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053	5,805	4,532
City of Miami Beach, Health Facs. Auth., Hospital Rev. Bonds (Mount Sinai Medical Center of Florida), Series 2021-B, 3.00% 11/15/2051	10,750	6,623
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 11/15/2022	1,920	1,921
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 1/1/2042	15,500	14,628
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 1/1/2048	11,500	10,457
City of North Port, West Villages Improvement Dist. No. 2, Special Assessment Bonds, Series 2019-A-1, 5.75% 5/1/2036	2,390	2,391
City of North Port, West Villages Improvement Dist. No. 2, Special Assessment Bonds, Series 2019-A-2, 5.75% 5/1/2036	2,295	1,331
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2035	1,000	993
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2040	1,000	980
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 10/1/2040	1,935	1,873
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2036	2,500	2,594
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2040	3,000	3,018
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2041	4,880	5,063
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	4,300	4,307
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2047	6,280	6,515
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2033	1,240	1,265
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	4,525	3,550
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	6,670	4,965
American High-Income Municipal Bond Fund — Page 27 of 98

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	USD4,935	$4,866
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041	250	204
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042	650	608
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-B, 5.00% 5/15/2053	1,000	820
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), Series 2020, 5.00% 6/1/2055	3,900	3,369
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 5/1/2037	2,645	2,645
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 5/1/2036	2,235	2,235
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 5/1/2036[6]	1,035	25
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 4.00% 6/1/2046[2]	1,690	1,211
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 5.00% 6/1/2056[2]	2,600	2,091
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2029	2,540	2,536
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2039	3,070	2,825
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2039	400	361
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2036	870	715
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039	2,250	2,118
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2041	1,215	938
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	2,505	2,290
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	680	483
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2056	4,785	3,297
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2036	2,000	1,963
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 5/1/2014[6]	10,260	2
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 5/1/2039[7]	22,760	3,510
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013[6]	3,491	2,513
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 5/1/2013[6]	3,584	1,039
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	3,315	2,634
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2036	1,000	799
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2041	750	561
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2046	4,665	3,280
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	2,010	1,367
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032[6]	2,380	2,242
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045	210	191
American High-Income Municipal Bond Fund — Page 28 of 98

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2037	USD2,150	$1,930
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2042	4,150	3,579
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2047	3,645	3,029
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2052	6,695	5,441
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	1,075	957
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2026	150	148
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2027	180	176
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2030	120	114
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047	3,350	3,240
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2024[2]	1,000	1,017
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2030[2]	6,000	6,054
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	1,350	1,308
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	3,945	3,963
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	1,865	1,510
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2037	1,000	912
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047	4,205	3,568
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2052	3,010	2,501
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/2041	1,250	803
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	3,750	2,192
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	3,925	3,484
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	1,980	1,778
		440,986
Georgia 1.20%
City of Atlanta, Dev. Auth., Health Care Facs. Rev. Bonds, Capital Appreciation Bonds, Series 2017-B-2, 0% 1/1/2044	1,631	24
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A-1, 7.00% 1/1/2040	6,000	3,180
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031[2]	1,000	846
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042[2]	4,245	3,313
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051[2]	4,185	3,122
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052[1]	4,600	2,748
American High-Income Municipal Bond Fund — Page 29 of 98

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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 1/1/2040 (put 2/3/2025)	USD2,510	$2,319
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	5,000	4,026
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2033	1,000	1,048
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2026	1,690	1,633
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2031	1,265	1,122
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2036	970	801
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2041	935	724
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2046	1,060	774
County of Dekalb, Housing Auth., Senior Living Rev. Bonds (Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc. Project), Series 2019-A, 5.125% 1/1/2049[2]	5,145	3,295
County of Dekalb, Housing Auth., Senior Living Rev. Bonds (Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc. Project), Series 2019-A, 5.25% 1/1/2054[2]	4,750	3,016
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 3.625% 1/1/2031[2]	1,970	1,666
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2036[2]	2,315	2,037
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2054[2]	9,890	7,541
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 4.00% 6/1/2050	395	387
County of Houston, Hospital Auth., Rev. Bonds (Houston Hospital, Inc.), Series 2016-B, 5.00% 10/1/2031 (preref. 4/1/2024)[1]	3,900	3,957
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 6/15/2037[2]	1,200	1,162
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 6/15/2047[2]	2,180	2,036
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 6/15/2052[2]	3,060	2,875
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2023	1,020	1,032
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2026	1,000	1,039
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	860	807
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 8/1/2048 (put 12/1/2023)	4,000	3,989
City of Marietta, Dev. Auth., Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 11/1/2037[2]	2,500	2,323
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2039 (put 2/3/2025)	1,000	924
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 1/1/2059	5,720	5,286
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 7/1/2060	6,740	6,222
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	10,850	10,639
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2063	7,475	6,947
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	330	264
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 1/1/2048	3,000	2,744
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2056	505	454
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2063	1,200	1,066
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2034	2,300	2,330
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	2,700	2,249
American High-Income Municipal Bond Fund — Page 30 of 98

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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2029 (preref. 4/1/2024)	USD1,000	$1,024
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2044 (preref. 4/1/2024)	2,000	2,048
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-A, 0% 6/1/2024 (escrowed to maturity)[2]	1,105	1,036
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-A, 0% 6/1/2034 (preref. 6/1/2024)[2]	3,495	1,790
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-B, 0% 6/1/2049 (7.00% on 6/1/2024) (preref. 6/1/2024)[1,2]	6,755	6,720
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038[2]	2,500	2,141
		116,726
Guam 0.51%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 10/1/2034	905	925
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 10/1/2034 (preref. 10/1/2023)	595	608
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2035	265	240
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2040	525	467
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2043	1,250	1,095
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 10/1/2043	3,825	3,915
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2031	3,250	3,210
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2032	3,000	2,944
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	8,430	7,131
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	15,135	11,897
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 4.25% 2/1/2030	1,000	915
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 5.00% 2/1/2040	4,340	3,893
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2028	455	455
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2029	750	749
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	3,000	2,869
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	2,330	2,140
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 12/1/2022	1,000	1,000
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2024	725	735
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2031	585	603
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2033	465	476
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2035	400	407
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2034	1,000	1,009
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 7/1/2043 (preref. 7/1/2023)	1,840	1,868
		49,551
Hawaii 0.17%
Airports System Rev. Bonds, Series 2022-A, AMT, 5.00% 7/1/2051	4,445	4,227
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	13,800	12,133
		16,360
Idaho 0.18%
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	2,420	2,357
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	7,015	6,693
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	1,500	1,451
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 4.50% 7/1/2030[2]	540	521
American High-Income Municipal Bond Fund — Page 31 of 98

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Bonds, notes & other debt instruments (continued) Idaho (continued)	Principal amount (000)	Value (000)
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2040[2]	USD1,665	$1,540
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 7/1/2049[2]	1,955	1,996
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2054[2]	3,000	2,592
		17,150
Illinois 9.45%
City of Belleville, Tax Increment and Sales Tax Rev. Ref. Bonds (Carlyle/Green Mount Redev. Project), Series 2021-B, 3.25% 7/1/2029	775	654
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 3/1/2033	1,645	1,508
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 3/1/2041	4,230	3,653
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 4/1/2034	1,535	1,512
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026	2,500	2,569
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	4,575	4,416
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	4,000	3,744
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	1,480	1,367
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	5,675	5,179
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	2,500	2,271
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	6,570	6,091
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	2,750	2,482
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	2,525	2,267
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	8,665	7,547
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046	7,910	8,172
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[2]	26,470	28,112
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2023	5,500	5,525
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2024	2,000	2,004
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 12/1/2024	1,000	1,002
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2025	4,000	3,998
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2025	2,750	2,749
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028	2,250	2,324
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029	1,000	986
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030[2]	3,500	3,767
American High-Income Municipal Bond Fund — Page 32 of 98

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2034	USD4,000	$3,796
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	5,000	4,222
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	2,240	1,891
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2035	3,105	2,926
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	10,000	9,381
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	5,500	4,333
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	4,125	3,203
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042[2]	28,185	30,118
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2043	13,000	9,999
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	13,780	12,020
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	1,500	1,111
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 12/1/2028	6,340	4,716
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 1/1/2028	1,750	1,773
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 1/1/2029	2,000	2,020
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 1/1/2031	3,500	3,506
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 1/1/2032	5,000	5,003
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 1/1/2041	10,000	9,559
City of Chicago, G.O. Bonds, Series 2021-A, 5.00% 1/1/2033	95	91
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2037[2]	258	214
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[2]	6,641	5,441
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[2]	3,574	2,928
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2044[2]	4,445	3,428
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2049[2]	5,557	4,133
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 1/1/2031	11,020	7,457
City of Chicago, G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2027	2,250	1,868
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2030	8,000	5,663
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2031	2,155	1,436
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2032	725	453
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 1/1/2027	1,500	1,498
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	9,600	9,593
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 1/1/2038	1,000	1,001
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 1/1/2043	4,250	4,254
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 1/1/2034	3,000	2,978
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 7/1/2048	6,250	5,688
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 1/1/2032 (preref. 1/1/2025)	145	150
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	11,155	9,896
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	24,300	25,386
American High-Income Municipal Bond Fund — Page 33 of 98

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2024	USD2,190	$1,996
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2025	215	187
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2025	2,325	2,020
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2029	5,095	3,592
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2029	6,815	4,805
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	8,785	5,504
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2031	7,345	4,602
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2017, 5.00% 6/1/2023	805	812
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 4.00% 12/1/2049	2,000	1,556
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2050	1,000	774
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 12/1/2051	19,750	18,529
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	3,000	2,285
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	7,620	7,081
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 1/1/2024	1,000	1,016
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2017-A, 5.00% 1/1/2037	3,000	3,044
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 1/1/2042	6,000	5,839
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2026	560	491
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2022	250	250
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2023	2,575	2,612
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2027	750	770
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028	1,000	1,017
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	1,000	1,015
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	700	709
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2031	1,000	1,005
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2033	6,200	6,200
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2029	1,605	1,633
City of Chicago, Water Rev. Ref. Bonds, Series 2001, 5.75% 11/1/2030	85	89
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2035	2,290	2,330
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2038	4,000	4,051
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 11/1/2042	4,370	4,150
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2044	500	469
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 7/1/2033	5,300	6,000
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 6/1/2034	2,000	2,246
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 6/1/2025	1,995	2,067
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 12/1/2043	3,000	2,870
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 12/1/2047	6,100	6,130
County of Cook, Community College Dist. No. 510 (South Suburban College), Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2008, Assured Guaranty insured, 0% 12/1/2022	1,000	997
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 11/15/2026	350	369
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 11/15/2031	1,250	1,299
American High-Income Municipal Bond Fund — Page 34 of 98

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 3/1/2036	USD3,870	$3,615
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	2,030	2,005
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2047	3,180	2,978
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033	225	168
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 9/1/2042 (preref. 9/1/2024)	1,000	1,028
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	1,000	1,007
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	3,750	3,969
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 5/15/2043	4,000	3,581
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 5/15/2043 (preref. 5/15/2023)	430	434
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2/15/2045[6]	6,775	3,320
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2034	3,600	3,620
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2035	1,520	1,357
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040	13,000	12,876
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	15,665	14,723
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 11/15/2037	1,220	1,126
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2025	1,135	1,152
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2026	1,030	1,044
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2026	1,000	1,016
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	2,240	2,265
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	1,500	1,512
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	1,645	1,656
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035	1,385	1,221
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	2,290	1,746
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2029	4,500	4,709
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2032	3,000	3,098
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2/15/2034	250	231
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2034	1,265	1,292
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2036	1,250	1,268
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041	2,150	1,862
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	80	81
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 7/1/2043	2,300	2,332
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2046	900	859
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2049	1,250	1,183
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2032	1,100	1,116
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2038	1,500	1,485
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 8/15/2032 (preref. 8/15/2026)	2,000	2,112
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 8/15/2033 (preref. 8/15/2026)	2,000	2,112
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 8/15/2035 (preref. 8/15/2026)	2,010	2,122
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 8/15/2037 (preref. 8/15/2026)	1,800	1,900
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 8/15/2034	1,000	1,039
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2016-A, 5.00% 2/15/2045	5,630	5,542
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	6,500	4,445
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	1,000	1,017
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2026	1,065	1,061
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2028	1,000	991
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2030	1,900	1,876
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2032	1,050	927
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2033	3,000	2,914
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2038	315	255
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	11,080	10,409
American High-Income Municipal Bond Fund — Page 35 of 98

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2031	USD1,875	$1,729
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2036	1,000	884
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2047	1,100	960
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2052	1,080	923
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 9/1/2034	1,100	1,052
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 9/1/2036	1,000	945
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 9/1/2040	1,500	1,378
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	830	754
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	5,000	3,761
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	3,575	3,582
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 4.125% 5/15/2047	2,000	1,658
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2035	3,950	3,953
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 8/15/2037	8,710	7,609
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2044	6,400	6,208
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 3/1/2026	250	258
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 4.00% 2/15/2023	965	962
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	2,365	2,001
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2023	775	767
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2024	815	793
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2025	730	698
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2030	3,965	3,518
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2035	3,800	3,131
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2047	13,500	9,743
G.O. Bonds, Series 2013, 5.00% 7/1/2023	740	745
G.O. Bonds, Series 2017-A, 5.00% 12/1/2023	2,500	2,520
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2024	5,000	5,044
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2026	5,500	5,540
G.O. Bonds, Series 2016, 5.00% 11/1/2027	3,065	3,075
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2028	1,000	1,002
G.O. Bonds, Series 2021-B, 4.00% 1/1/2029[2]	9,558	8,924
G.O. Bonds, Series 2021-B, 4.00% 1/1/2030[2]	7,710	7,073
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 1/1/2030	3,000	3,001
G.O. Bonds, Series 2022-A, 5.00% 3/1/2030	3,000	3,002
G.O. Bonds, Series 2021-B, 4.00% 1/1/2033[2]	1,525	1,345
G.O. Bonds, Series 2013, 5.50% 7/1/2033	3,715	3,724
G.O. Bonds, Series 2016, 5.00% 11/1/2033	1,000	985
G.O. Bonds, Series 2021-B, 4.00% 1/1/2034[2]	1,609	1,396
G.O. Bonds, Series 2021-B, 4.00% 1/1/2035[2]	1,664	1,417
G.O. Bonds, Series 2021-B, 4.00% 1/1/2035[2]	1,511	1,287
G.O. Bonds, Series 2018-A, 5.00% 5/1/2035	5,000	4,862
G.O. Bonds, Series 2016, 4.00% 6/1/2035	3,620	3,133
G.O. Bonds, Series 2020-B, 4.00% 10/1/2035	1,000	862
G.O. Bonds, Series 2017-A, 5.00% 12/1/2035	2,145	2,082
G.O. Bonds, Series 2016, 4.00% 6/1/2036	2,545	2,179
G.O. Bonds, Series 2017-A, 5.00% 12/1/2036	1,500	1,453
G.O. Bonds, Series 2013, 5.50% 7/1/2038	1,000	1,001
G.O. Bonds, Series 2014, 5.00% 2/1/2039	7,600	7,218
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2014, 5.00% 5/1/2039	USD3,000	$2,847
G.O. Bonds, Series 2020, 5.50% 5/1/2039	6,000	6,032
G.O. Bonds, Series 2021-B, 3.00% 12/1/2040	6,755	4,701
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 1/1/2041	2,125	1,975
G.O. Bonds, Series 2021-A, 4.00% 3/1/2041	2,750	2,211
G.O. Bonds, Series 2021-B, 3.00% 12/1/2041	5,000	3,410
G.O. Bonds, Series 2022-A, 5.50% 3/1/2042	5,295	5,243
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2023	3,290	3,315
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 8/1/2025	405	398
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2026	1,000	1,008
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2027	1,000	1,004
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028	1,000	1,003
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2/1/2030	60	58
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046	1,915	1,862
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	2,760	2,590
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	870	820
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	7,010	6,564
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 4/1/2025	1,000	1,033
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2026	620	648
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2027	1,140	1,199
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2029	1,610	1,730
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2031	780	835
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2035	750	793
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2039	1,165	1,221
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 3/1/2034	1,178	1,073
Village of Matteson, Tax Increment Limited Obligation Rev. Bonds, Series 2015, 6.50% 12/1/2035	1,220	1,213
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 6/15/2028	3,185	2,486
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030	2,600	1,788
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030 (escrowed to maturity)	130	98
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2037	3,000	1,333
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2032	6,860	4,066
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2033	10,655	5,930
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2034	14,785	7,690
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2035	1,115	545
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2038	5,280	2,198
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2039	3,800	1,432
American High-Income Municipal Bond Fund — Page 37 of 98

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 12/15/2051	USD28,990	$4,934
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 12/15/2023	265	268
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	4,525	4,284
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-A, 5.00% 6/15/2053	2,000	1,821
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025	1,085	1,042
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2035	3,000	2,900
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	3,000	2,866
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	7,555	6,128
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	2,560	1,976
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	17,690	13,370
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	8,600	7,883
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	11,570	8,630
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	4,500	4,076
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 6/15/2025	2,535	2,255
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2027	3,650	2,991
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2037	1,390	608
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2037	2,340	994
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2039	1,595	607
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2039	1,750	646
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2040	1,650	587
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2040	2,850	985
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2041	2,800	936
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2041	1,900	617
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2043	3,800	1,261
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2044	15,445	4,828
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2046	3,300	912
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 12/15/2054	22,000	3,091
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, BAM insured, 0% 12/15/2054	USD11,785	$2,009
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	31,700	4,841
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 12/15/2056	17,160	2,120
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2035	1,075	971
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2036	2,175	1,943
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2037	1,650	1,457
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2038	1,850	1,617
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2039	2,520	2,181
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2039	405	351
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2040	1,975	1,693
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2041	2,350	1,999
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2041	385	328
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 1/1/2036	1,280	1,302
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 1/1/2037	1,285	1,300
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 4.00% 1/1/2038	2,000	1,768
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2008-A, 5.50% 4/1/2023	500	504
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2025	230	205
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2029	1,325	961
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2/15/2028	550	573
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 11/1/2048 (preref. 11/1/2023)	3,000	3,119
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2028	2,000	2,032
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2028	1,000	988
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2029	2,000	1,969
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2030	2,250	2,285
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2030	6,000	6,108
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2031	2,550	2,593
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2032	1,000	1,016
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 6/15/2025	600	537
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 6/15/2026	965	825
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2040	3,000	3,032
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044	1,500	1,514
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 4/1/2024	USD480	$490
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 4/1/2025	1,000	1,033
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2034	2,160	2,018
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2014-C, 5.00% 3/15/2023	775	779
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047	1,210	1,072
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 3/1/2027	1,128	1,086
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 3/1/2034	4,987	5,083
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 3/1/2036	1,241	1,180
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 3/1/2032	4,320	4,455
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 3/1/2036	7,509	7,164
		917,591
Indiana 1.39%
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2041	850	712
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2051	625	489
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2056	550	419
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2021-A, 1.40% 8/1/2029	2,000	1,602
Fin. Auth., Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020-A, AMT, 6.75% 5/1/2039	10,550	11,609
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	4,450	4,262
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 4/1/2041	2,000	2,003
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	2,000	1,687
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	15,000	12,382
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2026	2,000	2,030
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2028	2,500	2,526
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2029	1,000	1,009
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	7,505	6,374
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	12,240	11,381
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	7,820	6,408
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 7/1/2044 (preref. 7/1/2023)	225	226
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 1/1/2051 (preref. 7/1/2023)	3,410	3,434
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2033	2,410	2,340
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038	2,395	2,259
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	4,000	3,664
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	7,350	6,847
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2048	4,500	3,986
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 5.75% 11/15/2028	255	261
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 6.50% 11/15/2033	215	221
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2043	4,545	3,409
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 11/15/2043	3,710	3,836
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2051	3,250	2,266
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	9,700	7,415
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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 3/1/2036	USD1,430	$1,446
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2037	8,505	6,515
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2/1/2034	1,000	1,005
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2/1/2039	2,500	2,450
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 7/1/2038	385	379
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	910	859
City of Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper (IN), LLC Project), Series 2013, AMT, 7.00% 1/1/2044	3,080	3,151
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 5.00% 11/1/2045 (put 11/1/2022)	3,000	3,000
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 5.00% 3/1/2046 (put 3/1/2023)	1,350	1,353
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051	14,915	9,748
		134,963
Iowa 1.03%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	38,715	34,519
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050	27,195	23,589
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 5/15/2041	3,385	2,954
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 5/15/2043	1,500	1,289
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 5/15/2047	5,230	4,398
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 5/15/2048	6,340	5,304
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2021-A, 4.00% 5/15/2053	2,000	1,313
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-1, 5.00% 5/15/2055	2,000	1,628
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	420	410
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2033	1,000	938
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2038	1,125	1,019
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	1,530	1,443
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	2,230	2,229
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039	720	653
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 12/1/2044	6,950	5,084
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2065	146,970	13,150
		99,920
Kansas 0.59%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2027	750	748
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2029	1,205	1,188
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2031	1,330	1,297
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2039	5,660	5,274
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 5/15/2043	4,050	3,682
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-B-1, 2.875% 6/1/2028	750	651
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2036	1,300	1,053
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2046	1,210	864
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 4.00% 6/1/2052	4,000	2,721
City of Prairie Village, Special Obligation Tax Increment Rev. Ref. Bonds (Meadowbrook TIF Project), Series 2021, 2.875% 4/1/2030	750	596
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 4.20% 9/1/2027	175	167
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 12/1/2028	325	293
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	2,125	1,900
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unaudited
Bonds, notes & other debt instruments (continued) Kansas (continued)	Principal amount (000)	Value (000)
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035[2]	USD26,140	$23,858
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.75% 9/1/2039[2]	14,500	13,107
		57,399
Kentucky 1.02%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2028	1,260	1,283
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2030	1,815	1,841
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2032	500	460
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2036	2,775	2,371
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 5.00% 2/1/2032	910	919
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2034	980	864
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2036	380	325
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2037	750	634
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, Assured Guaranty Municipal insured, 3.00% 2/1/2040	6,185	4,523
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032	4,000	2,975
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2026	4,500	3,806
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2027	3,485	2,814
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 11/15/2035	600	527
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2045	6,515	5,447
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2050	2,650	2,163
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2034	2,720	2,764
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041	4,250	4,254
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2046	2,500	2,452
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 12/1/2045	6,000	5,733
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.45% 1/1/2042[2]	4,000	3,372
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.70% 1/1/2052[2]	22,160	18,187
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.70% 1/1/2052[2]	4,250	3,488
Kentucky State University, Certs. of Part. (Kentucky State University Project), Series 2021, BAM insured, 4.00% 11/1/2041	750	668
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	2,550	2,617
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	500	329
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052	7,065	6,498
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Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028	USD500	$531
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2035	1,500	1,582
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 4/1/2048 (put 4/1/2024)	6,600	6,521
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	3,415	3,129
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2049[2]	1,795	1,532
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2053[2]	5,295	4,492
		99,101
Louisiana 1.38%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2035	1,785	1,753
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2040	5,000	4,810
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 1/1/2030	300	304
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 1/1/2031	400	404
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 1/1/2032	500	502
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2029	1,000	1,015
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2034	1,250	1,234
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2039	3,650	3,475
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-B, 7.00% 9/15/2044[2]	3,855	3,154
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 9/15/2044[2]	12,640	10,342
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Road Projects), Series 2015-A, 7.00% 9/15/2044[2]	3,950	3,232
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	26,745	19,824
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2039	1,000	1,037
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032	6,000	5,373
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2042	2,000	1,974
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	800	772
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 7/1/2059	10,750	10,240
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	10,460	10,082
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	1,000	954
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2041[2]	1,335	1,034
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2041[2]	885	686
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2051[2]	1,745	1,228
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/4/2051[2]	2,635	1,855
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2056[2]	2,205	1,502
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2056[2]	1,165	794
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032 (preref. 5/15/2026)	10	10
American High-Income Municipal Bond Fund — Page 43 of 98

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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Public Facs. Auth., Rev. Bonds (Provident Group - HSC Properties, Inc. - LSU Health Foundations, New Orleans Project), Series 2006, 5.10% 1/1/2057[2]	USD12,500	$10,153
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.25% 6/1/2051 (preref. 6/1/2025)	1,000	1,047
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032	890	904
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2033	1,620	1,639
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2033 (preref. 5/15/2026)	15	16
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2008, 6.10% 6/1/2038 (put 6/1/2030)[2]	4,160	4,368
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010, 6.35% 7/1/2040[2]	8,140	8,569
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-A, 6.35% 10/1/2040[2]	2,000	2,105
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2011, 5.85% 8/1/2041 (put 6/1/2025)[2]	4,500	4,590
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-A-1, 2.00% 6/1/2037 (put 4/1/2023)	1,600	1,585
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 6/1/2037 (put 7/1/2024)	4,700	4,529
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 6/1/2037 (put 7/1/2026)	4,800	4,374
Parish of St. Tammany, Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.00% 11/15/2024	390	389
Parish of St. Tammany, Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.25% 11/15/2037	2,330	2,163
		134,021
Maine 0.06%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2005-R-3, AMT, 5.25% 1/1/2025[2]	2,000	1,993
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 8/1/2035 (put 8/1/2025)[2]	250	243
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2024	85	87
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2025	90	93
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2026	110	115
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2027	120	126
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2028	150	158
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2029	150	158
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2030	245	258
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 7/1/2041	1,000	932
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2034	1,000	1,012
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2035	1,000	1,007
		6,182
Maryland 1.10%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	4,000	3,427
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.50% 6/1/2033	400	366
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.875% 6/1/2042	875	774
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 5.00% 6/1/2051	1,600	1,388
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 9/1/2027	475	457
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 9/1/2033	3,900	3,653
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 9/1/2038	1,725	1,650
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 3.00% 7/1/2024	470	455
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 4.00% 7/1/2029	950	900
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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 5.00% 7/1/2036	USD2,850	$2,770
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044	140	138
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	2,145	2,028
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	2,845	2,664
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2044	500	486
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2049	1,250	1,197
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2029	1,850	1,914
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2032	1,000	1,026
Econ. Dev. Corp., Private Activity Rev. Green Bonds (Purple Line Light Rail Project), Series 2022-B, 5.25% 6/30/2047	5,000	4,900
Econ. Dev. Corp., Private Activity Rev. Green Bonds (Purple Line Light Rail Project), Series 2022-B, 5.25% 6/30/2052	3,000	2,919
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 7/1/2036	3,560	3,176
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044	6,850	5,828
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2040	500	417
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2050	1,500	1,122
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 5.00% 7/1/2055	2,000	1,764
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2020, 4.25% 7/1/2050	3,050	2,385
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2022-A, 5.75% 7/1/2053	4,000	4,011
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2023	350	351
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033	1,000	949
County of Frederick, Tax Increment and Special Tax Obligation Rev. Ref. Bonds (Jefferson Technology Park Project), Series 2020-B, 4.625% 7/1/2043[2]	2,300	2,059
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 4.50% 1/1/2042	18,500	14,806
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 5.125% 1/1/2042	2,500	2,381
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 1/1/2036	8,000	8,188
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	3,500	3,526
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2045	900	741
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2050	1,000	783
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 2/15/2028[2]	550	521
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 2/15/2034[2]	750	669
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2/15/2039[2]	2,000	1,744
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2/15/2047[2]	10,000	8,294
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.00% 7/1/2031[2]	750	685
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 7/1/2039[2]	2,150	1,827
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 7/1/2048[2]	5,330	4,286
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046[2]	2,500	2,415
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035	744	744
		106,784
Massachusetts 0.52%
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 7/1/2044	1,500	1,431
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2028[2]	3,335	3,403
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2033[2]	4,000	4,020
American High-Income Municipal Bond Fund — Page 45 of 98

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Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038[2]	USD4,250	$4,181
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046[2]	7,825	7,516
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 2.84% 7/1/2049 (put 1/29/2026)[2,4]	845	836
Dev. Fin. Agcy., Rev. Bonds (Milford Regional Medical Center Issue), Series 2020-G, 5.00% 7/15/2046[2]	1,350	1,164
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2029	1,800	1,858
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2036	3,500	3,516
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 10/1/2047[2]	2,500	2,522
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.125% 1/1/2040	920	811
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.25% 1/1/2050	2,675	2,266
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 7/1/2032	1,840	1,759
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 7/1/2033	4,740	4,318
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 7/1/2035	740	739
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2020-B, AMT, 2.625% 7/1/2036	355	331
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	1,415	1,100
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	3,025	2,583
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-1, 2.80% 12/1/2046	1,000	665
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 6/1/2039	660	655
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043	720	709
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 1/1/2034	3,500	3,894
		50,277
Michigan 1.49%
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2024	500	506
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2025	1,350	1,373
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2029	250	255
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2030	500	508
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2032	1,000	1,008
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2033	500	501
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2034	1,250	1,248
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2036	1,565	1,546
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2037	500	491
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2038	1,300	1,266
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2039	395	376
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2040	365	295
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2041	320	255
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2042	450	354
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2046	1,000	919
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2050	3,220	2,926
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2045	1,000	854
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	4,000	3,549
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2047 (preref. 12/1/2022)	1,400	1,402
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2037	2,500	2,517
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2050	1,250	988
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 11/1/2027 (preref. 11/1/2022)	1,090	1,090
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-6, 5.00% 7/1/2033	2,000	2,026
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2032	500	510
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2035	1,500	1,521
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 11/1/2030	2,550	2,368
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 11/1/2031	1,000	930
American High-Income Municipal Bond Fund — Page 46 of 98

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2020-B-2, 0% 6/1/2065	USD4,925	$331
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/2038	250	206
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 2013-B, 4.75% 7/1/2023	260	261
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 7/1/2023	545	548
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	4,605	4,630
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	2,775	2,731
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. and Rev. Ref. Bonds (Beacon Hill at Eastgate Project), Series 2021, 5.00% 11/1/2055	10,240	7,679
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	5,980	5,416
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	9,335	8,023
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 11/1/2027	2,770	2,533
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2032	1,055	950
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2037	1,200	1,027
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2047	5,665	4,442
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2052	5,240	3,980
County of Grand Traverse, Hospital Fin. Auth., Rev. and Rev. Ref. Bonds (Munson Healthcare Obligated Group), Series 2021, 5.00% 7/1/2028	725	771
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046	5,000	5,080
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056	6,480	3,696
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 12/1/2034	1,235	1,078
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	510	500
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	3,685	3,462
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2035	850	889
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2036	600	625
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2046	2,500	2,534
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032	1,390	1,366
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 11/15/2037	8,625	8,290
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2022, 4.00% 11/15/2043	4,500	3,473
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2021, 4.00% 11/15/2045	1,875	1,416
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2034	1,900	1,850
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034	1,285	1,187
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	12,250	11,681
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2029	1,000	997
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2043	1,750	1,619
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	USD2,000	$1,811
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	2,420	2,080
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 6/1/2058	88,400	3,499
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 12/1/2028	12,000	12,005
		144,248
Minnesota 0.15%
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2051	500	375
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2061	870	619
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2/15/2058	1,250	1,173
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 11/1/2037	1,035	1,008
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	6,730	5,077
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	864	811
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 7/1/2031	40	40
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	365	360
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	830	786
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052	1,485	1,397
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 7/1/2029[2]	365	352
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 7/1/2033[2]	140	137
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 7/1/2052[2]	1,600	1,473
City of Woodbury, Charter School Lease Rev. Bonds (Woodbury Leadership Academy Project), Series 2021-A, 4.00% 7/1/2051	1,320	916
		14,524
Mississippi 0.22%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	3,200	1,913
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2/1/2036 (put 8/2/2027)[2]	11,000	10,428
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2036[2]	2,100	1,704
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2041[2]	1,000	754
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 6/1/2051	895	844
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	4,000	3,605
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 2.90% 9/1/2032 (put 9/1/2023)	1,900	1,883
		21,131
Missouri 0.86%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-A, 6.00% 3/1/2033	3,775	3,911
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2040	1,650	1,575
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2045	2,050	1,893
American High-Income Municipal Bond Fund — Page 48 of 98

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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	USD1,320	$1,305
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 5/15/2036	1,500	1,339
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2034	1,780	1,521
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2034	2,500	2,431
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042	4,225	3,947
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	5,000	3,625
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	825	738
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	1,315	1,244
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 11/1/2045	920	908
City of Joplin, Industrial Dev. Auth., Sales Tax Rev. Bonds (32nd Street Place Community Improvement Dist. Project), Series 2021, 3.50% 11/1/2040	680	541
Kansas City, Industrial Dev. Auth., Airport Special Obligation Bonds (Kansas City International Airport Terminal Modernization Project), Series 2020-A, AMT, Assured Guaranty Municipal insured, 4.00% 3/1/2057	3,000	2,315
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 11/1/2027[2]	1,725	1,594
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 3/15/2030	800	720
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2039	4,360	3,775
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2049	7,250	5,871
City of Maryland Heights, Tax Increment and Special Dist. Rev. Bonds (Westport Plaza Redev. Area), Series 2020, 3.625% 11/1/2031	1,375	1,191
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2045	2,000	1,953
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2049	1,000	965
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 3.75% 6/1/2029	770	705
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 6/1/2036	750	666
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2023	300	297
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2024	400	388
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2026	215	200
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2030	950	816
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.125% 5/1/2035	500	392
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2026	2,500	2,615
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2029	1,000	1,083
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2030	3,255	3,547
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2031	USD2,050	$2,236
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2030	1,000	945
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2035	1,400	1,261
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 8/15/2042	1,000	976
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 8/15/2045	2,000	1,668
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018-A, 5.125% 9/1/2048	980	802
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 9/1/2049	1,335	1,087
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053	6,890	5,632
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2025	1,015	1,014
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	1,410	1,328
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045	8,320	7,483
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-B, 6.00% 3/1/2037	3,740	3,872
City of Town and Country, Town and Country Crossing Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020-A, 3.375% 4/1/2037	455	381
City of Washington, Industrial Dev. Auth., Sales Tax. Rev. Ref. Bonds (Phoenix Center II Community Improvement Dist. Project), Series 2021, 2.50% 11/1/2029	475	418
		83,174
Nebraska 0.18%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 5), Series 2022-1, 5.00% 5/1/2053 (put 10/1/2029)	2,175	2,135
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 1/13/2025[6,7,8,9]	184	184
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 3/16/2025[6,7,8,9]	25	25
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 4/13/2025[6,7,8,9]	172	172
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 6/8/2025[6,7,8,9]	151	151
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/14/2025[6,7,8,9]	190	190
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 12/9/2025[6,7,8,9]	120	120
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 1/25/2026[6,7,8,9]	154	154
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2/8/2026[6,7,8,9]	89	89
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2/8/2026[6,7,8,9]	45	45
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 3/22/2026[6,7,8,9]	110	110
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 5/4/2026[6,7,8,9]	675	675
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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 8/4/2026[6,7,8,9]	USD642	$642
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 9/13/2026[6,7,8,9]	3	3
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% 2/23/2027[7,8,9]	186	186
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% 4/13/2027[7,8,9]	2	2
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% 8/11/2027[7,8,9]	240	240
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	25	25
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019, AMT, 3.75% 9/1/2049	45	44
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,635	1,603
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 10/22/2025[7,8,9]	1,837	1,837
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 11/19/2025[7,8,9]	370	370
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 12/17/2025[7,8,9]	876	876
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 1/21/2026[7,8,9]	402	402
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 3/18/2026[7,8,9]	420	420
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 4/15/2026[7,8,9]	232	232
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 5/20/2026[7,8,9]	6	6
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 6/22/2026[7,8,9]	270	270
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 7/20/2026[7,8,9]	120	120
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/12/2026[7,8,9]	4	4
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 9/7/2026[7,8,9]	909	909
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 10/26/2026[7,8,9]	64	64
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 11/23/2026[7,8,9]	30	30
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 12/14/2026[7,8,9]	199	199
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 1/18/2027[7,8,9]	363	363
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 3/15/2027[7,8,9]	3	3
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 4/12/2027[7,8,9]	611	611
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 6/16/2027[7,8,9]	462	462
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/6/2026[7,8,9]	53	53
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/29/2026[7,8,9]	609	609
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 1/26/2027[7,8,9]	106	106
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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/6/2027[7,8,9]	USD347	$347
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 6/27/2027[7,8,9]	594	594
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 7/18/2027[7,8,9]	2,133	2,133
		17,815
Nevada 0.44%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2037[2]	1,000	918
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2047[2]	1,600	1,366
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 4.00% 12/15/2025	1,100	1,064
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029[2]	790	757
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2038[2]	1,000	937
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 5.125% 12/15/2045[2]	1,000	912
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2048[2]	1,500	1,327
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 7/1/2028	2,000	2,001
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 12/1/2022	340	340
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 12/1/2023	345	339
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 12/1/2024	365	354
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 12/1/2025	370	353
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, Series 2005, 5.125% 3/1/2025	2,065	1,864
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	1,225	1,212
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 6/15/2025[2]	1,240	1,166
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 6/1/2023	215	216
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 4.25% 6/1/2024	200	200
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 6/1/2024	95	96
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.50% 6/1/2035	215	166
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 4.00% 6/1/2050	1,000	735
City of Las Vegas, Special Improvement Dist. No. 808 and No. 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2026	740	745
City of Las Vegas, Special Improvement Dist. No. 808 and No. 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2028	300	301
City of Las Vegas, Special Improvement Dist. No. 808 and No. 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2029	525	526
City of Las Vegas, Special Improvement Dist. No. 808 and No. 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2031	115	114
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.00% 12/1/2022	1,025	1,025
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.50% 12/1/2025	615	612
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2026	645	650
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2029	USD1,525	$1,520
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2035	1,495	1,455
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 6/1/2023	195	193
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 6/1/2024	155	151
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 6/1/2025	220	210
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.25% 6/1/2026	220	208
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2027	240	226
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2028	220	204
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 6/1/2033	1,120	1,031
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 6/1/2037	955	869
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 6/1/2042	1,215	1,079
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 6/1/2047	1,455	1,267
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2023	435	430
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2025	200	191
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2026	200	187
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2027	200	184
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2028	155	139
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2029	345	304
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2031	310	258
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2032	415	348
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2033	465	385
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2035	1,025	824
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2039	495	418
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2049	1,630	1,264
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 4.75% 12/1/2040	1,000	908
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2033	520	398
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2036	835	600
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 6/1/2041	USD1,000	$682
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2051	1,425	855
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 6/1/2023	125	124
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 6/1/2024	120	117
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2025	145	140
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2026	190	181
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2027	260	244
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 6/1/2028	395	366
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2029	205	193
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2030	335	311
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 6/1/2034	605	551
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 6/1/2039	770	690
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2043	650	573
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2049	1,435	1,223
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-B, Assured Guaranty Municipal insured, 4.125% 6/1/2058	1,250	1,008
		42,805
New Hampshire 1.18%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029[2]	1,900	1,608
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 3.125% 8/1/2024[1]	2,750	2,683
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	1,250	1,271
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2046	1,605	1,091
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2051	15,085	9,766
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	29,590	27,315
National Fin. Auth., Municipal Certs., Series 2022-1, Class X, 0.334% 9/20/2036	75,450	1,772
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	21,289	19,231
National Fin. Auth., Municipal Certs., Series 2022-2, Class X, 0.674% 10/20/2036[3,4]	63,500	3,291
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	22,470	19,470
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027[2]	2,000	1,860
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042[2]	1,000	831
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-C, AMT, 4.875% 11/1/2042[2]	5,000	4,298
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2020-B, AMT, 3.75% 7/1/2045 (put 7/2/2040)[2]	4,470	3,359
National Fin. Auth., Resource Recovery Rev. Ref. Green Bonds (Covanta Project), Series 2020-A, 3.625% 7/1/2043 (put 7/2/2040)[2]	11,715	8,647
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Bonds, notes & other debt instruments (continued) New Hampshire (continued)	Principal amount (000)	Value (000)
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 1/1/2041	USD1,500	$1,217
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 1/1/2051	2,000	1,496
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2018-A, AMT, (SIFMA Municipal Swap Index + 0.75%) 2.615% 10/1/2033 (put 7/1/2024)[4]	3,270	3,132
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 2.15% 8/1/2038 (put 7/1/2024)	2,000	1,923
		114,261
New Jersey 3.60%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 3/1/2032	1,200	1,253
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2052[2]	2,000	1,776
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2062[2]	4,555	3,872
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2/15/2042	1,330	1,333
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2/15/2032	555	537
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 11/1/2026	1,500	1,538
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 11/1/2029	1,180	1,208
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 11/1/2039	2,500	2,518
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 11/1/2044	1,000	1,004
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 6/15/2037	7,085	6,817
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 6/15/2043	750	708
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 7/1/2027	3,250	3,382
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM insured, 4.00% 7/1/2034	1,105	1,011
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 1/1/2043	7,725	7,439
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 1/1/2052	3,940	3,863
Econ. Dev. Auth., Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 7/1/2050	1,100	994
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 7/1/2047	3,500	2,907
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050	1,590	1,303
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2037	2,750	2,692
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	3,750	3,326
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	2,150	1,733
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 6/15/2029 (preref. 6/15/2025)	2,500	2,627
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 6/15/2033	2,500	2,536
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2034	1,500	1,512
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 4.00% 6/15/2035	800	729
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2035	1,275	1,280
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 6/15/2043	2,935	2,839
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2019-LLL, 4.00% 6/15/2044	3,500	2,896
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 6/15/2025	USD10,500	$10,778
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.84% 3/1/2028[4]	13,970	13,979
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 6/15/2029[2]	570	533
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2039[2]	825	753
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2049[2]	930	799
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2054[2]	725	612
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 9/15/2023	1,790	1,788
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	14,665	14,433
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 11/15/2030	3,545	3,499
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 6/1/2033	3,500	3,410
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2037	1,850	1,646
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2038	6,600	5,798
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2039	4,550	3,944
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)	2,500	2,092
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2014-A, 4.00% 9/1/2031	7,000	6,714
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2024 (escrowed to maturity)	1,000	1,025
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2027 (preref. 7/1/2026)	500	526
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2030 (preref. 7/1/2026)	500	526
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 7/1/2034	1,000	1,031
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2031	1,700	1,709
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2035	500	495
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	5,575	5,064
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 12/1/2026	180	176
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 12/1/2032	515	452
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	10,000	8,642
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	7,305	6,695
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	7,095	5,438
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-C, AMT, 3.25% 12/1/2051	3,000	1,924
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	945	945
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	4,510	4,168
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2036	1,000	981
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2042	1,250	1,153
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2048	1,875	1,672
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	1,550	1,401
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 11/1/2033	1,600	1,612
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/1/2045	1,895	1,828
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 4.00% 11/1/2050	3,000	2,370
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 5.00% 6/1/2046	2,500	2,299
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 6/1/2046	1,210	1,173
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-AA, 5.00% 6/15/2031	5,735	5,944
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 4.00% 6/15/2037	5,000	4,456
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2037	USD600	$535
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2038	6,755	5,944
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2039	1,500	1,302
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2039	1,750	1,555
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2040	1,500	1,290
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2042	1,000	840
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 4.00% 6/15/2044	465	385
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2044	4,575	4,404
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045	2,815	2,315
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 5.00% 6/15/2045	2,530	2,431
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 6/15/2046	2,000	1,919
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	10,210	6,595
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050	28,500	18,319
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2050	2,500	2,383
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 5.00% 6/15/2050	4,455	4,246
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2030	2,000	2,063
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2033	2,500	2,539
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2039	3,500	3,039
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 4.00% 12/15/2039	3,500	3,032
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2040	6,535	5,620
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2041	2,000	1,702
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2042	8,045	6,758
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2026	1,225	1,032
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 12/15/2027	8,245	6,645
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-B, 0% 12/15/2027	1,045	838
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 12/15/2028	9,800	7,482
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2030	1,305	901
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2031	17,880	11,676
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 12/15/2032	1,250	767
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-C, BAM insured, 0% 12/15/2032	1,825	1,130
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 12/15/2033	15,000	8,737
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 12/15/2034	17,285	9,481
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2035	3,580	1,838
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 12/15/2035	4,000	2,030
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2036	10,660	5,175
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 12/15/2038	3,180	1,395
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 12/15/2039	USD13,330	$5,244
County of Union, Improvement Auth., Solid Waste Disposal Rev. Green Bonds (Aries Linden, LLC Project), Series 2019, AMT, 6.75% 12/1/2041[2]	7,500	6,043
		349,746
New Mexico 0.63%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	57,450	47,142
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	4,515	3,413
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	500	485
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 1/1/2052	880	824
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-D, Class I, 3.00% 7/1/2052	3,945	3,685
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2034	1,000	895
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2039	500	427
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2012, 5.00% 5/15/2042	1,225	1,005
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2044	1,320	1,079
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2049	2,405	1,901
		60,856
New York 5.38%
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	6,815	5,133
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Long Island Community Hospital Project), Series 2020-A, 5.00% 10/1/2050	2,250	2,113
Brooklyn Arena Local Dev. Corp., PILOT Rev. Bonds (Barclays Center), Capital Appreciation Bonds, Series 2009, 0% 7/15/2045	2,110	445
Brooklyn Arena Local Dev. Corp., PILOT Rev. Bonds (Barclays Center), Capital Appreciation Bonds, Series 2009, 0% 7/15/2046	3,850	731
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2026	2,500	2,499
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2042	47,605	41,644
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Capital Appreciation Bonds, Series 2009, 0% 7/15/2044	2,000	452
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.25% 7/1/2035	500	454
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 4/1/2043	500	501
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2041[2]	1,065	890
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2051[2]	1,620	1,271
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2055[2]	1,430	1,096
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2031	350	314
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2041	610	469
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2051	635	439
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2056	530	353
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 2.50% 6/15/2031[2]	500	402
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 5.00% 6/15/2051[2]	2,000	1,743
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[2]	USD5,000	$4,954
Build NYC Resource Corp., Rev. Ref. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 2019, AMT, 5.00% 12/31/2028[2]	11,760	11,062
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 1/1/2025[2]	210	211
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035[2]	4,495	4,497
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2039	4,000	1,615
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2045	8,135	2,159
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2046	3,445	898
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, Assured Guaranty Municipal insured, 0% 11/15/2048	5,050	1,169
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 11/15/2049	4,020	873
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2055	4,265	593
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2056	3,950	478
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	3,500	2,345
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 7/1/2033	500	503
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	7,210	5,874
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2045	900	643
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2050	1,500	1,034
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 4.00% 7/1/2047	1,235	962
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2031[2]	500	492
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2032[2]	500	489
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2033[2]	1,200	1,170
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2034[2]	1,200	1,153
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 12/1/2034[2]	1,000	963
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2035[2]	1,000	958
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	9,000	6,606
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2048	2,500	2,134
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029)[2]	4,750	3,937
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 9/1/2050 (put 9/2/2025)	2,125	1,977
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	635	595
Glen Cove Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 1/1/2055 (5.62% on 1/1/2024)[1]	16,320	12,671
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-I, 1.75% 5/1/2024	1,900	1,848
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-A, 5.25% 7/1/2056	3,685	2,835
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	1,750	1,331
American High-Income Municipal Bond Fund — Page 59 of 98

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040[2]	USD1,000	$954
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	2,655	1,681
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	12,885	8,034
Long Island Power Auth., Electric System General Rev. Bonds, Series 2021-A, 3.00% 9/1/2040	1,000	747
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	6,175	4,970
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	8,450	8,663
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	6,000	5,639
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2044	2,000	1,869
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 4.75% 11/15/2045	10,300	9,150
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	3,220	2,519
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2048	1,000	770
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	10,430	7,988
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	9,500	8,599
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 11/15/2055	5,715	5,383
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2023	1,125	1,140
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026	2,365	2,424
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2026	1,315	1,347
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	1,890	1,933
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	930	925
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	620	489
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2032	6,000	3,731
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, BAM insured, 0% 11/15/2040	9,325	3,329
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester Regional Health Project), Series 2020-A, 3.00% 12/1/2040	2,205	1,427
Monroe County Industrial Dev. Corp., Rev. Bonds (St. Ann’s of Greater Rochester, Inc.), Series 2019, 5.00% 1/1/2040	2,870	2,334
Monroe County Industrial Dev. Corp., Rev. Bonds (St. Ann’s of Greater Rochester, Inc.), Series 2019, 5.00% 1/1/2050	4,715	3,561
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	4,495	4,248
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	985	919
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2050	2,500	2,123
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048	1,600	1,548
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2/15/2048	1,925	1,887
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 5/1/2059 (put 7/3/2023)	1,300	1,279
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2046	3,875	2,537
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2039	1,500	1,107
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2040	4,000	2,906
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 3/1/2045	5,350	4,425
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-1, 4.00% 6/15/2050	3,750	3,179
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 6/15/2051	2,000	1,688
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Niagara Area Dev. Corp., Rev. Bonds (Catholic Health System, Inc. Project), Series 2022, 5.00% 7/1/2052	USD5,770	$4,365
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-B, 3.50% 11/1/2024[2]	2,150	2,069
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042[2]	15,790	13,346
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	1,200	1,208
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 5/1/2030	1,490	1,523
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 9/15/2032	4,000	4,039
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 3/1/2024	300	307
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	1,000	969
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-1, 4.85% 11/1/2031[2]	4,295	3,898
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049[2]	16,155	13,560
Thompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2027[6]	1,805	894
Thompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2021[6]	1,000	495
Thompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2032[6]	2,345	1,161
Thompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2038[6]	1,370	678
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	2,500	2,091
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	3,000	2,498
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2052	2,500	2,072
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2056	23,870	19,437
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2046	2,750	2,142
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 4/30/2053	4,880	3,589
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	5,845	5,366
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	2,515	2,168
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.25% 8/1/2031	8,545	8,485
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	4,960	4,830
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2036	1,000	946
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	705	662
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038	1,025	977
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	1,100	897
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	1,200	1,090
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042	2,800	2,251
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	11,650	11,606
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2031	USD20,405	$20,049
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project), Series 2015, AMT, 5.00% 1/1/2023	4,915	4,921
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2032	2,000	1,813
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033	4,500	4,023
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2041	3,250	3,039
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2046	4,375	3,358
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	3,300	3,017
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	16,950	15,932
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2026	1,110	1,108
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 1/1/2029	565	562
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2030	3,700	3,669
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	5,000	4,689
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031	7,580	7,483
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2032	7,000	6,865
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	3,000	2,923
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2034	2,000	1,944
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	7,380	6,458
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2036	1,000	963
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	5,775	5,448
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	24,895	20,703
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	1,500	1,541
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	2,000	1,527
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2045	2,455	2,124
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	4,000	2,807
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2050	2,500	1,713
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	2,500	1,870
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	1,020	952
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-D, 2.875% 7/1/2026[2]	5,200	4,948
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056[2]	3,665	2,699
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	3,000	2,715
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.00% 7/1/2040	USD1,000	$815
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.125% 7/1/2055	1,100	831
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 4.00% 10/15/2029	200	182
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2039	420	377
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2054	930	770
		521,887
North Carolina 0.27%
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2020-A, AMT, 3.125% 6/1/2039	520	455
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051	3,675	3,466
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2041	500	377
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2051	2,500	1,676
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2045	1,500	1,390
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 10/1/2025	315	316
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 10/1/2030	1,900	1,858
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 10/1/2035	1,000	953
Medical Care Commission, Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2019-A, 4.00% 11/1/2049	2,820	2,400
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2045	1,000	899
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2050	1,500	1,320
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2052	3,500	2,519
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047	5,230	4,309
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Everyage), Series 2021-A, 4.00% 9/1/2047	2,940	2,229
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Everyage), Series 2021-A, 4.00% 9/1/2051	965	712
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	1,300	1,184
		26,063
North Dakota 0.17%
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 12/1/2046	3,430	2,377
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2046	500	383
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 12/1/2051	1,675	1,103
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2051	300	224
County of Grand Forks, Solid Waste Disposal Fac. Rev. Green Bonds (Red River Biorefinery, LLC Project), Series 2021-A, AMT, 6.625% 12/15/2031[2]	2,625	1,545
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	955	900
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Bonds, notes & other debt instruments (continued) North Dakota (continued)	Principal amount (000)	Value (000)
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2043	USD8,500	$7,013
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2053	3,515	2,769
		16,314
Ohio 3.91%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, 4.00% 9/1/2030 (put 6/1/2027)	2,500	2,441
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	10,585	10,339
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2/1/2026 (put 11/4/2025)	3,110	2,798
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026	3,810	3,538
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2/1/2026	8,350	7,754
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 6/1/2041 (put 10/1/2029)	1,000	863
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	7,500	6,683
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (The Dayton Power and Light Co. Project), Series 2015-A, AMT, 4.25% 11/1/2040 (put 6/1/2027)	2,000	1,940
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (AMG Vanadium Project), Series 2019, AMT, 5.00% 7/1/2049[2]	45,560	38,469
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038[2]	1,850	1,622
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048[2]	2,500	2,024
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	1,200	1,060
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 3.00% 6/1/2048	13,115	8,534
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2048	3,250	2,577
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	33,010	27,823
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	5,500	5,355
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2037	4,250	3,871
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2047	3,795	3,229
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2050	2,400	2,018
Port of Greater Cincinnati Dev. Auth., Education Rev. Bonds (IPS Cincinnati, LLC - Idea Greater Cincinnati, Inc. Projects), Series 2021, 4.375% 6/15/2056 (put 6/15/2026)	4,680	4,241
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055[2]	12,000	8,763
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-B, 4.50% 12/1/2055[2]	6,900	5,074
Columbus-Franklin County Fin. Auth., Public Infrastructure Rev. Bonds (Bridge Park D Block Project), Series 2019-A-A, 5.00% 12/1/2051	8,085	7,296
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2052	2,250	2,046
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 7/1/2038	3,000	2,952
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2040	2,905	2,596
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2055	8,455	7,035
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	5,790	4,753
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	4,360	4,144
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2046	USD3,870	$3,324
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	6,145	5,161
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2047	2,560	2,186
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2052	1,125	941
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2041	1,465	1,267
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	1,000	830
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	2,450	2,398
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	905	878
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2042	2,250	2,043
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045	2,750	2,450
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2050	6,525	5,684
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (John Carroll University Project), Series 2022, 4.00% 10/1/2052	4,225	3,212
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	3,925	3,747
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040[2]	2,390	2,038
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 12/1/2046[2]	2,320	1,947
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028[2]	6,000	5,674
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033[2]	13,835	12,312
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038[2]	6,750	5,700
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048[2]	17,670	13,916
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048	46,905	32,523
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051	3,000	2,381
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2044	2,000	1,730
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2048	5,180	4,390
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 12/31/2039	120	117
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 6/30/2053	20,455	19,427
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.00% 12/1/2022	890	891
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.75% 12/1/2032	12,715	12,741
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 12/1/2035	850	770
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 12/1/2042	16,450	16,486
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 12/1/2043	3,965	3,380
Southern Ohio Port Auth., Exempt Fac. Rev. Bonds (PureCycle Project), Series 2020-A, AMT, 7.00% 12/1/2042[2]	2,000	1,606
Toledo Hospital (ProMedica Healthcare Obligated Group), 5.325% 11/15/2028	4,000	2,658
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2040	1,575	1,578
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.625% 12/1/2042	USD3,500	$3,160
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.75% 12/1/2052	21,000	18,724
		380,108
Oklahoma 0.09%
County of Comanche, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 7/1/2029	1,070	1,084
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2043	1,500	1,259
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2052	1,600	1,311
Dev. Fin. Auth., Rev. Bonds (Oklahoma Proton Center), Series 2021-A-1, 7.25% 9/1/2051[2]	3,500	3,320
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 8/1/2037[6]	325	1
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 8/1/2047[6]	1,132	1
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 8/1/2052[6]	586	1
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.25% 8/1/2057[6]	2,054	2
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 6/1/2045 (preref. 6/1/2024)	1,000	1,021
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds (AMR Corp. Guaranteed), Series 2013-B, AMT, 5.50% 12/1/2035	520	521
		8,521
Oregon 0.32%
Business Dev. Commission, Econ. Dev. Rev. Bonds (Red Rock Biofuels, LLC Clean Energy Project), Series 2017-A-248, AMT, 6.50% 4/1/2031[2,6]	100	7
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.125% 11/15/2040	625	551
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.25% 11/15/2050	1,000	844
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.375% 11/15/2055	1,000	847
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	2,250	2,160
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-E, AMT, 3.50% 1/1/2040	1,335	1,301
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051	2,170	1,499
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056	4,555	3,028
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.125% 7/1/2035	3,580	3,199
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	1,500	1,278
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 7/1/2050	5,080	4,300
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2020-A, 5.125% 7/1/2055	6,200	4,857
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 4.00% 7/1/2050	2,440	1,989
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	1,000	735
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	1,865	1,276
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2033	540	527
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Bonds, notes & other debt instruments (continued) Oregon (continued)	Principal amount (000)	Value (000)
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2048	USD1,100	$997
County of Yamhill, Hospital Auth., Rev. Bonds (Friendsview Retirement Community), Series 2021-B-3, 1.75% 11/15/2026	1,690	1,534
		30,929
Pennsylvania 4.09%
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 2.684% 2/1/2037[4]	5,865	5,720
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2/1/2028	2,500	2,656
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 5/1/2042[2]	1,500	1,287
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 5/1/2042[2]	2,605	2,234
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042	4,250	3,759
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2035	4,675	3,554
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2036	1,835	1,376
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2038	210	133
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2039	300	190
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 3.75% 11/1/2042	1,560	897
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2047	9,000	5,140
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2047	12,965	8,839
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2050	13,000	7,305
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2050	6,390	4,260
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2032	350	345
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 5/15/2038	1,000	948
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2042	1,000	927
County of Berks, Municipal Auth., Rev. Bonds (The Reading Hospital and Medical Center Project), Series 2012-A, 4.25% 11/1/2041	235	149
County of Berks, Municipal Auth., Rev. Bonds (The Reading Hospital and Medical Center Project), Series 2012-A, 4.50% 11/1/2041	100	66
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2036	1,200	1,109
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2038	1,725	1,555
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2040	3,000	2,640
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2041	2,130	1,846
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2046	2,660	1,859
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2051	8,730	5,780
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2054	7,470	6,001
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 8/15/2050	2,500	1,986
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2032	585	588
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2033	415	416
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.25% 12/1/2045	USD1,960	$1,688
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2047	1,160	1,057
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2051	645	581
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 3/1/2028[2]	275	264
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 3/1/2038[2]	1,462	1,355
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2036	1,515	1,533
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2046	7,500	7,405
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2051	7,005	6,741
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2030	1,000	1,008
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2033	1,610	1,616
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.375% 1/1/2029	4,545	4,002
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2029	3,165	3,075
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2034	4,415	4,127
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2039	1,345	1,215
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2045	7,650	6,634
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2034	1,245	1,260
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2036	500	505
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-LIBOR x 0.67 + 0.75%) 2.815% 6/1/2037[4]	5,750	5,066
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	7,550	6,228
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045	4,100	2,663
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	7,370	5,828
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	2,000	1,564
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2020, 4.00% 7/15/2050	2,000	1,524
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051	1,500	1,137
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 7/1/2046 (preref. 7/1/2024)	1,500	1,538
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 11/1/2044	4,500	4,264
Econ. Dev. Fncg. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2008, 0.40% 10/1/2023	3,800	3,646
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2029	5,000	5,001
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	20,705	20,101
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2038	14,490	13,796
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2042	1,000	930
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Consol Energy, Inc. Project), Series 2021-A, 9.00% 4/1/2051 (put 4/13/2028)[2]	USD9,750	$10,986
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.58% 8/1/2037 (put 8/1/2024)	1,600	1,494
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A, AMT, (SIFMA Municipal Swap Index + 0.40%) 2.64% 6/1/2041 (put 6/3/2024)[4]	10,855	10,427
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 2.15% 7/1/2041 (put 7/1/2024)	3,500	3,365
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 8/1/2039[2]	7,950	5,620
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2029	300	321
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2031	525	567
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2034	825	873
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2043	1,000	804
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2048	1,300	1,019
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2019, 5.00% 12/1/2049	510	397
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2028	550	559
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	2,910	2,546
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	5,535	4,332
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043	1,435	1,297
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-B, AMT, 3.125% 6/1/2048	1,000	676
Higher Education Facs. Auth., Rev. Bonds (University of the Sciences in Philadelphia), Series 2015-A, 3.00% 11/1/2028	500	458
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 9/1/2050	2,400	2,360
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2026	570	565
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2031	1,450	1,403
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033	1,360	1,355
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 10/1/2038	275	272
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051	1,475	1,410
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051	2,580	2,376
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	555	402
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	2,850	2,002
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 4.00% 7/1/2049	1,750	1,388
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2047	3,500	2,920
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2052	8,000	7,548
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2056	1,000	782
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2032	340	336
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037	780	755
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047	6,055	5,530
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 4.00% 12/1/2048	745	553
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2030 (preref. 1/15/2025)	USD5,185	$5,386
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2036 (preref. 1/15/2025)	3,000	3,116
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2045 (preref. 1/15/2025)	3,500	3,635
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2046 (preref. 1/15/2025)	1,000	1,039
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	3,360	3,293
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	4,250	4,100
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043	500	398
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045	1,240	1,140
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	1,250	1,260
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 8/15/2046	1,000	970
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 3.24% 8/15/2048 (put 8/15/2024)[4]	600	600
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2039	1,500	1,324
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2028	1,000	1,027
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2033	3,500	3,540
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030	425	427
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2040	620	584
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2050	1,050	946
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2030	2,265	2,278
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2040	4,020	3,789
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050	7,240	6,522
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	5,245	4,643
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Philadelphia Electrical and Technology Charter School Project), Series 2021-A, 4.00% 6/1/2041	750	571
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Philadelphia Electrical and Technology Charter School Project), Series 2021-A, 4.00% 6/1/2051	1,600	1,104
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Philadelphia Performing Arts String Theory Charter School), Series 2020, 5.00% 6/15/2040[2]	785	702
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Philadelphia Performing Arts String Theory Charter School), Series 2020, 5.00% 6/15/2050[2]	1,700	1,424
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 4.00% 6/15/2029	350	322
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2039	500	450
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2050	1,375	1,155
American High-Income Municipal Bond Fund — Page 70 of 98

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (University of the Sciences), Series 2017, 5.00% 11/1/2047	USD5,925	$5,707
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2028	4,100	4,293
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2028	745	778
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2029	4,500	4,698
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2030 (preref. 9/1/2026)	10	11
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2036	1,000	1,023
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2037	1,500	1,529
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2038	1,000	1,016
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 9/1/2038	1,000	1,019
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 6/1/2034	3,000	3,126
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2027	275	290
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2028	275	289
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2038	1,000	1,030
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 12/1/2035	750	785
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 1/1/2023	4,120	4,123
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 1/1/2027	13,360	13,363
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 1/1/2033	650	606
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2035	4,685	4,673
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2038	7,260	7,139
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 6/1/2033	1,000	1,036
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2043	340	288
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	425	357
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	4,750	4,755
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2045	470	391
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2046	510	421
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	1,425	1,398
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	1,000	804
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 3.00% 12/1/2051	3,000	1,909
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 4.00% 7/1/2023	195	194
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 7/1/2028	850	829
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2025	900	891
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2037	2,800	2,338
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 4/15/2059	2,000	1,985
		397,454
Puerto Rico 5.56%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 4.00% 7/1/2023[2]	6,370	6,332
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2024[2]	1,700	1,696
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2025[2]	7,790	7,745
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033[2]	485	453
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035[2]	22,250	20,451
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2037[2]	450	407
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037[2]	11,510	10,403
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042[2]	1,260	965
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042[2]	60,885	46,641
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042[2]	19,940	15,275
Children’s Trust, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 5/15/2057	75,000	4,117
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[6]	235	177
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2023[6]	235	177
American High-Income Municipal Bond Fund — Page 71 of 98

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, National insured, 5.00% 7/1/2024	USD1,420	$1,417
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2024[6]	2,610	1,964
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2024[6]	6,815	5,137
Electric Power Auth., Power Rev. Bonds, Series 2007-XX, 5.00% 7/1/2026[6]	340	256
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2026[6]	165	124
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2027[6]	355	267
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2027[6]	320	241
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2027[6]	3,000	2,254
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, Assured Guaranty insured, 5.00% 7/1/2028	3,100	3,158
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2028[6]	20	15
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2029[6]	125	94
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, Assured Guaranty Municipal insured, 5.00% 7/1/2030	185	189
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2030[6]	110	83
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[6]	4,055	3,051
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2022[6]	250	187
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2033[6]	300	231
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035[6]	250	188
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[6]	4,115	3,097
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[6]	18,475	13,902
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2040[6]	4,500	3,465
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[6]	10,120	7,615
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.05% 7/1/2042[6]	1,885	1,414
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, Assured Guaranty Municipal insured, 3.65% 7/1/2024	120	118
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 3.028% 7/1/2029[4]	15,010	14,100
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 7/1/2030	475	470
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 7/1/2033	1,870	1,755
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038[6]	2,150	1,626
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 7/1/2023	2,495	2,499
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	4,790	4,791
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	4,746	4,786
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	4,669	4,704
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	4,535	4,572
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	6,200	5,259
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	7,571	6,205
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	10,677	8,519
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	22,907	17,481
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	48,563	35,376
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024	1,436	1,307
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	5,535	2,821
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 11/1/2043	39,596	18,115
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 7/1/2026	490	490
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2004-J, National insured, 5.00% 7/1/2029	1,075	1,064
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, AMBAC insured, 9.645% 7/1/2028[4]	8,535	7,898
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	1,700	1,701
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2023	960	960
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2024	325	325
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2026	825	824
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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 10/1/2027	USD995	$995
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	1,525	1,526
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 10/1/2042	1,650	1,653
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2023	1,600	1,614
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 10/1/2024	550	550
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2024	1,700	1,728
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2025	1,800	1,844
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2026	1,900	1,960
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2027	1,900	1,972
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2028	2,000	2,088
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 10/1/2029	2,230	2,232
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2034	2,200	2,267
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2044	2,500	2,527
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031	570	595
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2038	550	450
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 8/1/2047[4]	3,512	897
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 8/1/2054[4]	22,487	5,589
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2019, Class 2, 0% 8/1/2054[4]	84	21
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	29,913	25,163
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	4,250	3,575
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058	6,530	5,408
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	27,977	24,060
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2024	207	190
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2029	498	346
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2031	641	392
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2033	149	80
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	495,140	107,844
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2051	19,214	2,990
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2023	1,000	994
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2024	875	862
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2025	675	659
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2026	520	503
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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2030	USD1,269	$1,197
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2036	4,325	3,983
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2023	5,710	5,674
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2024	4,660	4,588
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 6/1/2024	50	50
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2025	470	459
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 6/1/2025	105	105
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026	1,450	1,403
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030	8,370	7,895
		539,882
Rhode Island 0.43%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2030	500	513
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	500	492
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	270	226
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	740	605
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 5/15/2029	1,380	1,388
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 5/15/2034	3,150	3,087
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 4/1/2039	2,790	2,740
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2029	330	347
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.25% 12/1/2039	12,135	9,796
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034	3,745	3,627
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 12/1/2035	2,125	2,080
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2007-A, 0% 6/1/2052	128,210	17,230
		42,131
South Carolina 0.87%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2032	10,275	5,395
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2042	73,787	16,071
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 7/22/2051	1,025	97
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 7/1/2043	980	967
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050	3,125	3,059
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	2,895	2,717
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2054	2,500	2,075
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2041 (preref. 8/15/2026)[1,2]	12,495	13,147
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Woodlands at Furman), Series 2020-A, 5.00% 11/15/2042	1,745	1,534
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Woodlands at Furman), Series 2020-A, 5.00% 11/15/2054	1,155	945
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2036[2]	1,000	818
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2046[2]	1,150	823
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2056[2]	2,955	1,951
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 5/1/2042	1,855	1,506
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036[2]	2,000	1,834
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2041[2]	6,000	5,277
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 4/1/2052	2,530	1,997
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2032	2,135	1,967
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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2038	USD2,400	$2,063
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 10/1/2048 (put 2/1/2024)	2,500	2,489
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	250	251
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	8,850	8,666
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056	45	43
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029	15	15
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2031	2,010	2,057
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2034	3,250	3,266
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.00% 11/1/2026[2]	905	811
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.625% 11/1/2031[2]	1,000	803
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.75% 11/1/2036[2]	1,270	938
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 4.00% 4/15/2037	445	402
		83,984
South Dakota 0.08%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 11/1/2044	285	283
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-A, 3.00% 11/1/2051	4,660	4,413
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	3,685	3,467
		8,163
Tennessee 0.21%
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 10/1/2039	2,815	2,741
City of Chattanooga, Health, Educational and Housing Fac. Board, Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 3.25% 8/1/2044	1,200	815
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 7/1/2045	315	313
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036[2]	750	734
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Facs. Rev. Bonds (Waste Management, Inc. of Tennessee Project), Series 2001, AMT, 0.58% 8/1/2031 (put 8/1/2024)	700	653
Counties of Nashville and Davidson, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051[2]	1,460	1,066
Counties of Nashville and Davidson, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Capital Appreciation Bonds, Series 2021-B, 0% 6/1/2043[2]	2,950	825
County of Shelby, Health, Educational and Housing Fac. Board, Residential Care Fac. Mortgage Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 12/1/2047 (preref. 12/1/2022)	2,185	2,189
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	11,720	11,427
		20,763
Texas 5.76%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.125% 2/15/2041	3,325	2,455
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.375% 2/15/2051	7,290	5,068
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.50% 2/15/2056	3,000	2,060
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2035	1,500	1,401
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2036	1,690	1,576
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.50% 2/15/2057[2]	USD2,000	$1,875
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.75% 2/15/2062[2]	8,000	7,610
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2041	600	523
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2051	1,150	941
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.625% 8/15/2052	4,000	3,407
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2057	3,500	2,975
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062	1,000	834
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2038	1,000	902
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2048	2,685	2,252
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2053	1,375	1,130
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	1,705	1,548
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	3,370	3,299
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	3,745	3,482
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2051	4,100	3,757
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (BASIS Texas Charter Schools, Inc.), Series 2021-A, 4.50% 6/15/2056 (put 6/15/2026)	2,500	2,361
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2036	1,160	952
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2041	1,830	1,407
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2046	1,885	1,371
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2043	825	836
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050	2,875	2,136
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050[2]	4,155	3,206
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042[2,4]	22,000	21,570
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2020, 8.50% 3/1/2039[2]	24,990	21,622
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-A, AMT, 2.35% 4/1/2040	85	84
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-B, AMT, 3.00% 4/1/2040	1,800	1,258
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	500	518
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 8/15/2032	2,400	2,402
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 8/15/2033	1,000	1,015
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Vanguard Academy, Inc.), Series 2021, 3.00% 8/15/2046	7,000	4,679
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	285	224
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031[2]	790	631
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050	4,955	3,622
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050[2]	USD6,930	$5,229
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Improvement Area No. 1 Project), Series 2021, 4.50% 9/15/2051[2]	1,000	778
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Major Improvement Area Project), Series 2021, 5.25% 9/15/2051[2]	500	428
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	4,500	4,129
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	5,000	4,440
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 5/1/2025	9,540	9,331
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 11/15/2053	1,000	1,001
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.125% 11/15/2056	5,000	3,195
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2037	2,960	2,620
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2043	1,270	1,069
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	23,205	18,845
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	3,330	3,101
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 8/1/2041 (put 3/1/2025)	835	767
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	14,515	11,186
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	46,375	35,725
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2046	3,000	2,466
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 7/15/2030	12,500	12,499
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 7/15/2038	3,000	3,000
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 7/15/2028	11,000	10,892
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 7/1/2024	7,600	7,567
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	5,875	5,799
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	2,500	2,486
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	8,700	8,653
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2030	5,750	5,670
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2032	500	430
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2033	310	262
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2033	1,400	1,273
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2038	3,500	3,015
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2033	USD1,000	$1,014
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2044	1,000	967
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2024	1,000	1,019
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2025	1,000	1,023
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	3,450	3,498
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 9/1/2051[2]	23,000	20,408
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 5/1/2030	4,570	4,485
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 11/1/2028	1,945	2,044
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031[2]	2,195	2,070
County of Montgomery, Toll Road Auth., Toll Road Rev. Bonds, Series 2018, 5.00% 9/15/2043	1,695	1,594
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.79% 9/15/2027[4]	1,890	1,830
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR x 0.66 + 0.69%) 2.863% 9/15/2027[4]	13,150	12,627
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2027	2,730	2,772
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	2,570	2,604
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2030	3,500	3,538
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	2,210	2,223
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2032	2,355	2,358
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2041[2]	2,080	1,619
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2046[2]	1,610	1,187
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2051[2]	4,245	3,012
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2056[2]	3,510	2,397
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 8/15/2029[2]	510	448
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2039[2]	1,020	926
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2049[2]	2,290	1,951
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 4/1/2030	1,000	941
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2035	500	448
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2037	1,250	963
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2040	790	678
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2042	1,825	1,313
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2055	6,100	4,771
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2036 (preref. 11/15/2024)	150	157
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2046 (preref. 11/15/2024)	USD4,350	$4,564
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2050	1,180	844
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2055	5,500	3,833
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2039	1,000	790
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2035	100	89
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	3,700	3,036
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	8,430	6,669
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2031	1,410	1,408
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2040	4,900	4,720
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2031	1,680	1,459
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2036	1,755	1,403
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041	1,750	1,303
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Sanctuary LTC Project), Series 2021, 5.50% 1/1/2057	5,000	3,707
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 4/1/2036 (preref. 4/1/2026)	2,030	2,130
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2032 (preref. 4/1/2027)	855	904
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2037 (preref. 4/1/2027)	2,810	2,971
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2042 (preref. 4/1/2027)	7,405	7,828
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 4/1/2039	1,125	1,149
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 4/1/2035 (preref. 4/1/2025)	1,000	1,036
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2040	1,300	1,104
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2057	4,460	3,443
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2041	1,685	1,296
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2051	2,300	1,607
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2056	2,250	1,522
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	2,315	1,755
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.50% 9/15/2032[2]	4,880	4,562
American High-Income Municipal Bond Fund — Page 79 of 98

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.625% 9/15/2042[2]	USD9,985	$9,022
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.75% 9/15/2052[2]	17,360	15,083
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2039	8,000	8,203
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2034	2,000	2,037
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2038	1,000	1,007
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2038	3,000	2,377
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.00% 9/15/2051[2]	5,500	4,035
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.375% 9/15/2051[2]	14,000	10,532
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2036	500	438
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 8/1/2027	1,360	1,405
City of Sanger Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 7/1/2038[6]	3,110	778
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	1,500	1,307
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2038	2,375	2,047
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	455	389
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	750	639
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	335	283
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2027	9,615	9,072
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	5,500	4,851
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037	6,150	5,598
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2045	14,005	12,024
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	200	195
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2040	1,655	1,568
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2032	5,000	5,055
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2037	5,000	5,034
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2041	430	139
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2042	2,370	715
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2028	17,800	14,041
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2029	8,500	6,402
		559,138
American High-Income Municipal Bond Fund — Page 80 of 98

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Bonds, notes & other debt instruments (continued) United States 0.14%	Principal amount (000)	Value (000)
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	USD2,041	$1,835
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-06, Class XUS, interest only, 1.132% 6/25/2037[3,4]	60,314	5,176
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class XUS, 2.057% 1/25/2038[2,4]	27,892	4,745
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038[2]	2,624	1,958
		13,714
Utah 1.18%
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.00% 6/15/2041[2]	895	645
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.25% 6/15/2051[2]	1,315	885
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2046[2]	7,405	6,292
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 8/1/2037[2]	24,480	21,018
Hurricane City, Gateway at Sand Hollow Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 5.50% 3/1/2051[2,5]	15,000	9,819
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area No. 2), Series 2021, 4.00% 8/1/2050[2]	27,000	19,246
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 8/1/2050[2]	7,250	6,153
Military Installation Dev. Auth., Tax Allocation and Hotel Tax Rev. Bonds, Series 2021-A-1, 4.00% 6/1/2052	2,080	1,440
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2041	4,170	3,135
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 3.625% 2/1/2035[2]	600	458
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 4.125% 2/1/2041[2]	1,000	749
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 4.375% 2/1/2051[2]	2,120	1,511
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2046	1,775	1,696
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041[2]	5,000	4,044
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052[2]	48,810	37,502
		114,593
Vermont 0.23%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	3,940	3,071
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2045	2,850	2,001
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028)[2]	250	236
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.50% 8/15/2046	1,000	627
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	1,000	621
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2025	300	306
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2026	500	513
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2026	125	129
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2027	300	307
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2028	500	501
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 6/15/2029	450	441
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 6/15/2029	1,250	1,199
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 6/15/2030	360	353
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2030	550	561
Student Assistance Corp., Education Loan Rev. Bonds, Series 2022-A, AMT, 5.00% 6/15/2030	1,105	1,114
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2031	230	226
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2031	550	558
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2032	180	177
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 6/15/2035	4,455	3,774
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	3,715	3,096
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Bonds, notes & other debt instruments (continued) Vermont (continued)	Principal amount (000)	Value (000)
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 6/15/2046	USD1,850	$1,430
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 6/15/2047	2,150	1,575
		22,816
Virgin Islands 0.25%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2025	1,325	1,353
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	1,645	1,677
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	3,500	3,544
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	10,815	10,664
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.125% 10/1/2042[2]	1,470	1,360
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.25% 10/1/2042[2]	2,350	2,206
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.375% 4/1/2052[2]	2,535	2,352
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.50% 4/1/2052[2]	1,245	1,141
		24,297
Virginia 2.44%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2034	1,310	1,177
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042	1,230	1,021
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 10/1/2045 (preref. 10/1/2025)	3,000	3,128
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	690	598
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	1,665	1,417
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 7/1/2044	4,000	4,056
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 0% 7/15/2040 (4.875% on 7/15/2023)[1]	1,500	1,459
County of Fairfax, Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Ref. Bonds (Goodwin House, Inc.), Series 2016-A, 5.00% 10/1/2036 (preref. 10/1/2024)	1,000	1,048
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031	1,195	1,199
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	3,250	3,110
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	3,660	3,443
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	3,500	3,200
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	4,000	3,550
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	13,655	12,034
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	18,805	16,304
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	21,010	17,947
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2045[2]	1,090	930
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2025	USD1,445	$1,401
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2028	1,630	1,499
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2031	625	544
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2040	6,135	4,665
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2047	6,510	4,553
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048	1,400	1,236
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2051	5,100	4,456
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	1,000	925
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2039	5,970	5,319
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2044	2,245	1,927
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2049	4,455	3,727
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2052	1,970	1,617
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2037	1,445	1,421
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047	18,325	17,204
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2047	810	799
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2052	1,095	1,064
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2041	1,265	935
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2047	3,200	2,198
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2035	2,030	1,692
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040	2,965	2,294
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2050	7,575	5,248
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	4,925	3,216
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 3.50% 12/1/2029	870	785
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2038	10,890	10,666
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046[2]	9,250	8,449
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045[2]	27,900	27,015
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029	250	250
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2049	2,000	1,844
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2052	USD6,000	$5,478
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2032	1,425	1,408
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	4,075	3,944
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	3,500	3,296
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047	4,510	4,134
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	8,425	7,608
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051	3,495	2,620
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2031	1,250	1,301
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2032	1,000	1,035
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	1,725	1,767
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	4,350	3,564
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	6,005	4,770
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2040	1,000	841
Small Business Fncg. Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2018-C, AMT, 5.00% 1/1/2048 (put 7/1/2038)[1,2]	2,000	1,780
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 6/15/2036	1,000	998
		237,114
Washington 1.85%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	2,500	2,011
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Green Bonds (North Pacific Paper Co. Recycling Project), Series 2020-A, AMT, 5.625% 12/1/2040[2]	9,000	8,405
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2032	1,615	1,634
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2034	1,950	1,956
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2035	1,825	1,826
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036	2,845	2,752
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041	1,920	1,720
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 1/1/2025 (put 1/1/2024)	2,420	2,331
Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.725% 12/20/2035[3]	82,335	4,151
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	26,608	22,501
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2031[2]	1,000	1,004
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2033[2]	1,185	1,185
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056[2]	13,670	9,621
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.50% 7/1/2030 (preref. 7/1/2025)[2]	1,700	1,823
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.75% 7/1/2035 (preref. 7/1/2025)[2]	1,630	1,758
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038[2]	2,350	2,316
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043[2]	3,100	2,989
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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048[2]	USD2,700	$2,566
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2033[2]	250	226
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2048[2]	1,350	1,083
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 1/1/2044[2]	7,000	7,013
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 1/1/2049[2]	9,090	9,111
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2019, 5.00% 1/1/2055[2]	9,520	6,730
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051[2]	1,000	751
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2050[2]	1,000	859
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2056[2]	1,130	948
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 6/1/2044	175	174
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	1,500	1,418
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	1,300	1,207
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032[2]	1,955	2,018
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 1/1/2032[2]	765	790
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 1/1/2038[2]	7,245	7,495
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 1/1/2038[2]	1,000	1,034
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	15,715	13,588
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2031[2]	2,590	2,403
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2033[2]	1,170	931
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2034[2]	2,350	1,827
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2034[2]	860	762
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2035[2]	3,295	2,504
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043[2]	6,065	3,996
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048[2]	9,795	6,009
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048	1,490	886
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[2]	14,155	7,722
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 3.00% 7/1/2058	6,250	3,837
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[2]	3,730	2,086
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058[2]	1,500	1,067
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058	2,500	2,264
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	2,000	1,975
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 4/1/2035	1,500	1,514
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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2030	USD1,000	$1,005
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2031	2,000	2,009
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 12/1/2025	500	493
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2027	1,000	1,026
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2028	2,440	2,493
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029	1,000	1,019
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,500	1,526
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2031	1,500	1,520
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2032	1,500	1,511
		179,379
West Virginia 0.31%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 7/1/2045 (put 7/1/2025)	8,790	8,487
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2020, AMT, 5.00% 7/1/2045 (put 7/1/2025)	18,945	18,721
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 1/1/2043	2,915	2,711
		29,919
Wisconsin 3.05%
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 7/1/2036 (preref. 7/1/2023)	2,000	2,023
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2039	1,000	1,011
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2023	1,085	1,086
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2024	1,165	1,166
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2025	1,225	1,223
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2026	1,285	1,278
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2027	1,350	1,333
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2029	1,485	1,443
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2031	1,640	1,559
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2037	1,220	1,101
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 8/1/2049	3,750	2,345
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	615	491
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2041	780	587
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2051	3,395	2,316
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2056	USD1,000	$659
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2034	1,800	1,809
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2042	2,215	2,155
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046	3,205	3,101
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	1,600	1,623
Health and Educational Facs. Auth., Rev. Bonds (Oakwood Lutheran Senior Ministries), Series 2021, 4.00% 1/1/2037	1,460	1,191
Health and Educational Facs. Auth., Rev. Bonds (Oakwood Lutheran Senior Ministries), Series 2021, 4.00% 1/1/2047	2,490	1,791
Health and Educational Facs. Auth., Rev. Bonds (Oakwood Lutheran Senior Ministries), Series 2021, 4.00% 1/1/2057	3,785	2,542
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	975	915
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 5/1/2045 (put 11/1/2023)	330	318
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 7/1/2042	450	422
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 7/15/2029[2]	645	600
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2039[2]	1,380	1,267
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2049[2]	3,360	2,915
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2054[2]	1,605	1,368
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.125% 7/15/2037[2]	1,000	942
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 7/15/2047[2]	6,375	5,872
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 7/15/2052[2]	2,000	1,820
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2041[2]	890	712
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2051[2]	2,000	1,483
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2056[2]	1,390	1,001
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2036[2]	400	315
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2039[2]	710	613
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2050[2]	1,950	1,554
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051[2]	1,000	655
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 5.875% 6/1/2052[2]	900	812
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061[2]	1,250	760
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 6.00% 6/1/2062[2]	1,565	1,388
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2040[2]	1,525	1,110
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2050[2]	2,990	1,929
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2056[2]	2,445	1,503
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2039[2]	820	738
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2049[2]	520	440
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2054[2]	1,365	1,133
Public Fin. Auth., Education Rev. Bonds (Shining Rock Classical Academy), Series 2022-A, 6.00% 6/15/2052	1,000	875
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2041[2]	2,000	1,684
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2051[2]	USD1,750	$1,381
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2056[2]	2,000	1,546
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/2031	1,900	1,546
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 5.00% 7/1/2041	10,000	7,854
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2035[2]	4,000	3,709
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2045[2]	4,750	4,089
Public Fin. Auth., Educational Facs. Rev. Bonds (Queens University of Charlotte), Series 2022-A, 4.75% 3/1/2052	13,000	10,670
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 1/1/2024[2]	2,105	2,116
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 12/1/2025[2]	1,000	1,011
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 8/1/2035	9,200	7,526
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	990	761
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	8,000	5,853
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	11,595	8,304
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 4.00% 10/1/2052	3,255	2,686
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2041	2,885	2,272
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 6/1/2045	7,900	5,284
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.625% 2/1/2046[2]	7,035	6,031
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.75% 2/1/2052[2]	6,730	5,685
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 6.00% 2/1/2062[2]	2,500	2,157
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 12/1/2050[2]	100	82
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	3,315	3,077
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049	1,500	1,362
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	600	513
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	2,000	1,883
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 4.00% 9/1/2029[2]	1,015	877
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2039[2]	775	634
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2049[2]	2,655	1,995
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2054[2]	2,725	1,998
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2041	755	608
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2046	2,420	1,847
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051	4,520	3,310
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2029[2]	1,750	1,612
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2039[2]	2,230	2,020
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2049[2]	6,000	5,105
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054[2]	2,320	1,938
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	3,515	2,739
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056	11,155	8,474
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042[2]	USD1,000	$747
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	5,000	3,180
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM insured, 3.00% 7/1/2050	1,000	655
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 4.00% 10/15/2031[2]	280	242
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2041[2]	580	490
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2051[2]	1,130	899
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2056[2]	1,630	1,262
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 3.00% 4/1/2025[2]	325	309
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2030[2]	500	490
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040[2]	3,330	3,000
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 4/1/2045	6,250	6,020
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	1,020	771
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055[2]	8,475	5,999
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]	7,770	5,476
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 1/1/2061[2]	22,800	914
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029[2]	445	412
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039[2]	500	455
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2049[2]	1,100	940
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 3/31/2056	10,960	7,537
Public Fin. Auth., Senio Rev. Bonds (Proton International Arkansas, LLC), Series 2021-A, 6.85% 1/1/2051[2]	5,000	3,699
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2046	11,250	10,311
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 11/15/2034 (preref. 11/15/2024)[2]	1,000	1,039
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 11/15/2044 (preref. 11/15/2024)[2]	1,800	1,879
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	9,435	9,199
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	1,000	777
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2052	2,000	1,492
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	1,775	1,696
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	2,565	2,386
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 7/1/2054	3,000	2,843
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2059	2,400	1,859
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 7/1/2030	2,140	2,097
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 7/1/2035	1,000	938
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	2,000	1,808
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 7/1/2053	6,130	6,013
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2034	3,935	3,710
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2039	2,045	1,854
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2039	1,595	1,446
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2044	1,350	1,180
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2049	USD3,625	$3,094
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2041[2]	675	515
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2051[2]	5,630	3,893
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061[2]	3,520	2,289
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-B, 5.25% 7/1/2061[2]	1,000	703
		296,050
Total bonds, notes & other debt instruments (cost: $10,201,693,000)		8,693,725
Short-term securities 8.80% Municipals 8.80%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.45% 12/15/2028[2,4]	7,900	7,900
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 1.62% 12/1/2029[4]	3,975	3,975
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 1.61% 2/1/2048[4]	5,095	5,095
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 1.63% 11/15/2052[4]	24,100	24,100
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 2.25% 12/1/2035 (put 11/1/2022)[10]	5,000	5,000
State of California, Bay Area Toll Auth., Toll Bridge Rev. Bonds, Series 2019-A, 1.82% 4/1/2053[4]	21,830	21,830
State of California, G.O. IAM Commercial Paper, Series 2022-A-1, 1.90% 11/15/2022	10,000	10,000
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/29/2023	43,500	43,739
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/30/2023	10,000	10,057
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 1.25% 7/1/2037[4]	3,295	3,295
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 2.35% 7/1/2051 (put 1/17/2023)[10]	2,790	2,780
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 2.95% 10/1/2045 (put 12/1/2022)[10]	7,500	7,494
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2022, 5.00% 6/30/2023	15,000	15,192
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2022-A, 3.75% 6/29/2023	25,000	25,084
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-A, 2.16% 7/1/2042[4]	10,000	10,000
State of Florida, County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2011, AMT, 0.40% 11/1/2041 (put 11/1/2022)[10]	3,340	3,340
State of Florida, Miami-Dade County School Dist., Tax Anticipation Notes, Series 2022, 4.00% 2/23/2023	12,500	12,535
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 1.59% 8/1/2044[4]	10,500	10,500
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.59% 8/1/2044[4]	2,415	2,415
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 2.26% 12/1/2039[4]	17,065	17,065
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 2.25% 11/15/2033[4]	7,600	7,600
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-F, 1.60% 7/1/2041[4]	11,680	11,680
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.62% 8/1/2035[4]	2,300	2,300
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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Louisiana, Louisiana Stadium and Exposition Dist., Bond Anticipation Notes, Series 2021, 4.00% 7/3/2023	USD1,885	$1,884
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.59% 8/1/2043[4]	2,500	2,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-B, 2.20% 12/1/2043[4]	5,000	5,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 2.20% 8/1/2050[4]	17,500	17,500
State of Maryland, County of Montgomery, G.O. Bonds, Series 2017-E, 1.64% 11/1/2037[4]	11,050	11,050
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 2.03% 12/1/2041 (put 12/1/2022)[10]	10,000	9,993
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Series 2000-A, 2.30% 3/1/2030[4]	5,000	5,000
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2022-A, 5.00% 8/21/2023	5,000	5,057
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 2.25% 11/15/2047[4]	9,500	9,500
State of Michigan, Board of Trustees of Michigan State University, IAM Commercial Paper, Series 2022-G, 2.72% 12/7/2022	7,000	7,000
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.59% 12/1/2042[4]	14,040	14,040
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 1.57% 4/1/2038[4]	21,250	21,250
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 1.60% 4/1/2042[4]	9,100	9,100
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 2.32% 11/15/2038[4]	8,700	8,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-B, 1.66% 12/1/2030[4]	15,640	15,640
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-E, 2.20% 12/1/2030[4]	6,500	6,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-J, 1.62% 11/1/2035[4]	11,460	11,460
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-E, 1.62% 11/1/2035[4]	4,250	4,250
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-F, 1.62% 11/1/2035[4]	16,875	16,875
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-K, 1.66% 11/1/2035[4]	1,065	1,065
State of Mississippi, County of Jackson, Port Fac. Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 1993, 1.66% 6/1/2023[4]	6,940	6,940
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 1.64% 2/15/2033[4]	1,600	1,600
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 1.64% 3/1/2040[4]	16,700	16,700
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 1.62% 6/1/2041[4]	12,105	12,105
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 1.63% 7/1/2039[4]	7,325	7,325
State of New York, New York City G.O. Bonds, Series 2006-E-2, 1.57% 8/1/2034[4]	15,305	15,305
State of New York, New York City G.O. Bonds, Series 2005-E-3, 2.24% 8/1/2034[4]	7,870	7,870
State of New York, New York City G.O. Bonds, Series 2006-E-4, 2.24% 8/1/2034[4]	9,055	9,055
State of New York, New York City G.O. Bonds, Series 2012-G-6, 1.63% 4/1/2042[4]	2,265	2,265
State of New York, New York City G.O. Bonds, Series 2021-3, 2.53% 4/1/2042[4]	7,645	7,645
State of New York, New York City G.O. Bonds, Series 2021-2, 2.55% 4/1/2042[4]	2,165	2,165
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2000-C, 2.28% 6/15/2033[4]	19,500	19,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 2.23% 6/15/2038[4]	15,895	15,895
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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 1.57% 6/15/2048[4]	USD5,440	$5,440
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 1.57% 6/15/2049[4]	8,150	8,150
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 1.59% 6/15/2050[4]	8,475	8,475
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-A-4, 1.63% 8/1/2043[4]	15,900	15,900
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 1.57% 2/1/2045[4]	1,000	1,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 1.59% 2/1/2045[4]	3,825	3,825
State of North Carolina, Capital Facs. Fin. Agcy., Rev. Bonds (North Carolina Aquarium Society), Series 2004, 2.25% 6/1/2026[4]	4,305	4,305
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 2.00% 8/1/2045 (put 11/1/2022)[10]	15,000	15,001
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 1.64% 5/1/2048[4]	21,440	21,440
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 1.68% 7/1/2034[4]	540	540
State of Texas, County of Alachua, Health Facs. Auth., Rev. IAM Commercial Paper, Series 2008-A, 1.77% 11/8/2022	5,000	5,000
State of Texas, City of Dallas, Rev. IAM Commercial Paper, Series 2022-F-1, 2.35% 11/9/2022	5,000	5,000
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 1.64% 11/1/2041[4]	11,500	11,500
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 1.62% 10/1/2024[4]	7,020	7,020
State of Texas, Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (Christus Health), Series 2005-A-4, Assured Guaranty Municipal insured, 2.89% 7/1/2031[4]	1,050	1,050
State of Texas, Harris County Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.62% 3/1/2024[4]	9,700	9,700
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.24% 5/15/2034[4]	17,500	17,500
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 2.25% 5/15/2034[4]	4,500	4,500
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 1.66% 11/1/2029[4]	12,625	12,625
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 1.59% 5/1/2040[4]	11,300	11,300
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 1.85% 11/10/2022	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 2.30% 1/10/2023	15,000	15,000
State of Texas, Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 2.18% 7/1/2037[4]	30,000	30,000
State of Texas, Board of Regents of the University of Texas System, Rev. Ref. Bonds, Series 2007-B, 2.21% 8/1/2033[4]	36,530	36,530
State of Texas, Veterans Bonds, Series 2019, 2.30% 6/1/2050[4]	8,590	8,590
State of Wisconsin, Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-C, 2.81% 2/15/2053[4]	1,600	1,600
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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.62% 10/1/2044[4]	USD4,425	$4,425
State of Wyoming, County of Uinta, Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 1992, 1.62% 12/1/2022[4]	8,500	8,500
Total short-term securities (cost: $855,434,000)		854,626
Total investment securities 98.34% (cost: $11,057,127,000)		9,548,351
Other assets less liabilities 1.66%		160,788
Net assets 100.00%		$9,709,139
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 10/31/2022 (000)
5 Year U.S. Treasury Note Futures	Short	150	December 2022	USD(15,989)	$152
10 Year Ultra U.S. Treasury Note Futures	Short	1,974	December 2022	(228,953)	5,080
30 Year Ultra U.S. Treasury Bond Futures	Short	27	December 2022	(3,447)	245
					$5,477
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 10/22/2025[7,8]	12/29/2020	$1,837	$1,837.02%
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 9/7/2026[7,8]	10/1/2021-12/29/2021	909	909.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 12/17/2025[7,8]	1/28/2021	876	876.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 4/12/2027[7,8]	5/25/2022	611	611.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 6/16/2027[7,8]	7/19/2022	462	462.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 3/18/2026[7,8]	6/30/2021	420	420.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 1/21/2026[7,8]	6/30/2021	402	402.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 11/19/2025[7,8]	1/28/2021	370	370.00
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Restricted securities9  (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 1/18/2027[7,8]	5/5/2022	$363	$363.00%
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 6/22/2026[7,8]	12/29/2021	270	270.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 4/15/2026[7,8]	6/30/2021	232	232.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 12/14/2026[7,8]	5/5/2022	199	199.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 7/20/2026[7,8]	12/29/2021	120	120.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 10/26/2026[7,8]	12/29/2021	64	64.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 11/23/2026[7,8]	12/29/2021	30	30.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 5/20/2026[7,8]	6/30/2021	6	6.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 8/12/2026[7,8]	12/29/2021	4	4.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 3/15/2027[7,8]	5/5/2022	3	3.00
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% 7/18/2027[7,8]	9/7/2022	2,133	2,133.02
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% 12/29/2026[7,8]	3/28/2022	609	609.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% 6/27/2027[7,8]	8/1/2022	594	594.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% 6/6/2027[7,8]	8/1/2022	347	347.00
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% 1/26/2027[7,8]	3/28/2022	106	106.00
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% 12/6/2026[7,8]	3/28/2022	53	53.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 5/4/2026[6,7,8]	9/1/2021	675	675.01
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Restricted securities9  (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 8/4/2026[6,7,8]	12/21/2021	$642	$642.01%
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% 8/11/2027[7,8]	10/24/2022	240	240.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% 2/23/2027[7,8]	10/24/2022	186	186.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 1/25/2026[6,7,8]	3/29/2021	154	154.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 12/9/2025[6,7,8]	3/29/2021	120	120.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 3/22/2026[6,7,8]	9/1/2021	110	110.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2/8/2026[6,7,8]	3/29/2021	89	89.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2/8/2026 [6,7,8]	3/1/2021	45	45.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 9/13/2026[6,7,8]	12/21/2021	3	3.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% 4/13/2027[7,8]	10/24/2022	2	2.00
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 8/14/2025[6,7,8]	2/25/2021	190	190.01
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 1/13/2025[6,7,8]	6/19/2020	184	184.00
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 4/13/2025[6,7,8]	6/19/2020	172	172.00
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 6/8/2025[6,7,8]	2/25/2021	151	151.00
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 3/16/2025[6,7,8]	6/19/2020	25	25.00
Total		$14,008	$14,008.14%
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[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,027,599,000, which represented 20.88% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[5]	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Value determined using significant unobservable inputs.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $14,008,000, which represented .14% of the net assets of the fund.
[10]	For short-term securities, the mandatory put date is considered to be the maturity date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $283,811,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Colorado	$—	$988,502	$—	$988,502
Illinois	—	917,591	—	917,591
Texas	—	559,138	—	559,138
Puerto Rico	—	539,882	—	539,882
New York	—	521,887	—	521,887
California	—	469,997	—	469,997
Florida	—	437,476	3,510	440,986
Pennsylvania	—	397,454	—	397,454
Ohio	—	380,108	—	380,108
New Jersey	—	349,746	—	349,746
Other	—	3,114,426	14,008	3,128,434
Short-term securities	—	854,626	—	854,626
Total	$—	$9,530,833	$17,518	$9,548,351

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,477	$—	$—	$5,477
*	Futures contracts are not included in the fund’s investment portfolio.
Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing

G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of credit
Part. = Participation
PIK = Payment In Kind
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

American High-Income Municipal Bond Fund — Page 97 of 98

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-040-1222O-S89808	American High-Income Municipal Bond Fund — Page 98 of 98